                              STAG LAST SURVIVOR
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                   POLICIES
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
   [LOGO]                  TELEPHONE: 1-800-231-5453

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This Prospectus describes last survivor flexible premium variable life insurance policies (the "Policies," and each individually a "Policy") offered by Hartford Life Insurance Company ("Hartford") to applicants generally between ages 20 and 80 respecting both Insureds. For a given amount of Death Benefit chosen, the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments.



The Policies provide for a Death Benefit payable at the death of the last surviving Insured. The Policy Owner may select one of three Death Benefit
Options: a level amount equal to the Face Amount ("Option A"), a variable amount equal to the Face Amount plus the Account Value ("Option B"), or a variable amount equal to the Face Amount plus a return of premiums ("Option C"). The required minimum initial (Basic) Face Amount is generally $100,000.



Under all three options, the Policies have Account Values which increase with the payment of each premium and which decrease to reflect fees and charges made by Hartford. These fees and charges vary depending on such factors as the Face Amount, the ages of the Insureds and the level of the premiums paid. The Account Value of a Policy will also vary up or down to reflect the investment experience of the Funds to which the Net Premium(s) has been allocated, and the Policy Owner bears the investment risk for all amounts so allocated.



If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to a refund of sales loads in addition to the Cash Surrender Value.



There is no guaranteed minimum Account Value for a Policy. If the Death Benefit guarantee is in effect (see "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 13), the Policy will not lapse due to poor investment performance.



The initial Net Premium will be allocated to Hartford Money Market Sub-Account and after the Right to Examine Period has expired, to one or more of the Sub-Accounts or to the Fixed Account as specified in the Policy Owner's application. The Funds underlying the Sub-Accounts presently are: Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc., and HVA Money Market Fund, Inc. (the "Hartford Funds") of Hartford Mutual Funds, each of which is managed by HL Investment Advisors, Inc.; Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, and Putnam VT Voyager Fund (the "Putnam Funds") of Putnam Variable Trust, each of which is managed by Putnam Investment Management, Inc. ("Putnam Management"); and the VIP Equity-Income Portfolio and the VIP Overseas Portfolio of the Variable Insurance Products Fund and the VIP II Asset Manager Portfolio of the Variable Insurance Products Fund II, each of which is managed by Fidelity Management & Research Company (the "Fidelity VIP Funds," and collectively with the Hartford Funds and the Putnam Funds, the "Funds").



These Policies are subject to a front-end sales load which is set forth in the section entitled "Detailed Description of Policy Benefits and Provisions -- Deductions from the Premium -- Front-End Sales Load," page 16.


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IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

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THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE
APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
     CONTRARY IS A CRIMINAL OFFENSE.
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THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

2                                                HARTFORD LIFE INSURANCE COMPANY
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                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................    9
   General.............................................................    9
   Premiums............................................................   10
     Premium Payment Flexibility.......................................   10
     Allocation of Premium Payments....................................   10
     Accumulation Units................................................   10
     Accumulation Unit Values..........................................   10
     Premium Limitation................................................   10
     Account Values....................................................   11
     Amount Payable on Surrender of the Policy.........................   11
     Load Refund.......................................................   11
     Partial Withdrawals...............................................   11
   Transfers of Account Value..........................................   11
     Amount and Frequency of Transfers.................................   11
     Transfers to or from Sub-Accounts.................................   11
     Transfers from the Fixed Account..................................   12
     Dollar Cost Averaging Option......................................   12
   Policy Loans........................................................   12
     Loan Interest.....................................................   12
     Credited Interest.................................................   12
     Preferred Loan....................................................   12
     Termination Due to Excessive Indebtedness.........................   12
     Loan Repayments...................................................   13
     Effect of Loans on Account Value..................................   13
   Death Benefit.......................................................   13
     Death Benefit Options.............................................   13
     Option Change.....................................................   13
     Death Benefit Guarantee...........................................   13
     Minimum Death Benefit.............................................   13
     Supplemental Face Amount..........................................   14
     Unscheduled Increases and Decreases in Face Amount................   14
   Benefits at Maturity................................................   14
   Lapse and Reinstatement.............................................   14
     Policy Lapse and Grace Period.....................................   14
     Death Benefit Guarantee Default and Grace Period..................   14
     Reinstatement.....................................................   15
   The Right to Examine or Exchange the Policy.........................   15
   Surrender...........................................................   15
   Valuation of Payments and Transfers.................................   15
   Application for a Policy............................................   15
   Reduced Charges for Eligible Groups.................................   16
   Deductions from the Premium.........................................   16
     Premium Processing Charge ........................................   16
     Premium Tax Charge and Federal Tax Charge.........................   16
     Front-End Sales Load..............................................   16
   Deductions and Charges from the Account Value.......................   17
     Monthly Deduction Amounts.........................................   17
     Charges Against the Funds.........................................   19
     Taxes.............................................................   20

HARTFORD LIFE INSURANCE COMPANY                                                3
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
 THE COMPANY...........................................................   20
 SEPARATE ACCOUNT VL II................................................   20
   General.............................................................   20
   Funds...............................................................   20
     Hartford Funds....................................................   20
     Putnam Funds......................................................   21
     Fidelity VIP Funds................................................   21
   Investment Adviser..................................................   23
     Hartford Funds....................................................   23
     Putnam Funds......................................................   23
     Fidelity VIP Funds................................................   23
 THE FIXED ACCOUNT.....................................................   23
 OTHER MATTERS.........................................................   24
   Voting Rights.......................................................   24
   Statements to Policy Owners.........................................   24
   Limit on Right to Contest...........................................   24
   Misstatement as to Age..............................................   24
   Payment Options.....................................................   24
   Beneficiary.........................................................   25
   Assignment..........................................................   25
   Dividends...........................................................   25
 SUPPLEMENTAL BENEFITS.................................................   25
   Last Survivor Exchange Option Rider.................................   25
   Estate Protection Rider.............................................   25
   Maturity Date Extension Rider.......................................   25
   Yearly Renewable Term Life Insurance Rider..........................   25
 EXECUTIVE OFFICERS AND DIRECTORS......................................   26
 DISTRIBUTION OF THE POLICIES..........................................   27
 SAFEKEEPING OF SEPARATE ACCOUNT VL II'S ASSETS........................   27
 FEDERAL TAX CONSIDERATIONS............................................   28
   General.............................................................   28
   Taxation of Hartford and the Separate Account.......................   28
   Income Taxation of Policy Benefits..................................   28
   Modified Endowment Contracts........................................   29
   Estate and Generation Skipping Taxes................................   29
   Diversification Requirements........................................   29
   Ownership of the Assets in the Separate Account.....................   30
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   30
   Federal Income Tax Withholding......................................   30
   Non-Individual Ownership of Policies................................   30
   Other...............................................................   31
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   31
 LEGAL PROCEEDINGS.....................................................   31
 LEGAL MATTERS.........................................................   31
 EXPERTS...............................................................   31
 REGISTRATION STATEMENT................................................   31
 APPENDIX A -- ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
   SURRENDER VALUES....................................................   32
 FINANCIAL STATEMENTS..................................................


                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                                HARTFORD LIFE INSURANCE COMPANY
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                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: Value used to determine certain Policy benefits and charges.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL DEATH BENEFIT GUARANTEE PREMIUM: An annual amount of premium shown in the Policy's specifications page required to keep the Death Benefit guarantee in effect and used to calculate the Cumulative Death Benefit Guarantee Premium.


ATTRIBUTABLE: In calculating the front-end sales load, agent commissions and mortality and expense risk charge, premiums (in the case of the front-end sales load or commissions) and Account Value (in the case of the mortality and expense risk charge) are Attributable to the Basic Face Amount and Supplemental Face Amount in the same ratio that the initial Basic Face Amount and the initial Supplemental Face Amount, respectively, bear to the initial Face Amount. For example, if 60% of Your initial Face Amount represented Basic Face Amount and 40% represented Supplemental Face Amount, then 60% of each premium (in the case of the sales load or commissions) or 60% of Your Account Value (in the case of the mortality and expense risk charge) is Attributable to Basic Face Amount and the remaining 40% is Attributable to Supplemental Face Amount.


BASIC FACE AMOUNT: On the Policy Date, the Basic Face Amount equals the initial Basic Face Amount. Thereafter it may change in accordance with the terms of the Policy.

CASH SURRENDER VALUE: Account Value less all Indebtedness.

CODE: The Internal Revenue Code of 1986, as amended.


COST OF INSURANCE: An amount deducted as part of the Monthly Deduction Amount to help cover Hartford's anticipated mortality costs and other expenses.



CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The sum of the number of completed Policy Years plus the completed portion of the current Policy Year (expressed as the number of completed months divided by 12), multiplied by the Annual Death Benefit Guarantee Premium.



DATE OF ISSUE: The date from which the suicide and incontestability provisions are measured.


DEATH BENEFIT: On the Policy Date, the Death Benefit equals the Face Amount. Thereafter it may change in accordance with the terms of the Policy.


DEATH BENEFIT OPTION: The Death Benefit Option in effect determines how the Death Benefit is calculated. The three Death Benefit Options provided are described in the "Death Benefit" section of this Prospectus.



DEATH PROCEEDS: The amount which We will pay on the death of the last surviving Insured. This amount equals the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.


FACE AMOUNT: The Basic Face Amount plus the Supplemental Face Amount.


FIXED ACCOUNT: Portion of Account Value invested in the General Account of Hartford.


FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.


GENERAL ACCOUNT: All assets of Hartford other than those allocated to its separate accounts.



GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under the Policy through maturity, based on certain assumptions specified under the federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the guaranteed fees and charges specified in the Policy. For purposes of the Policy, the Guideline Annual Premium is used only in limiting front-end sales loads.



HARTFORD (ALSO "WE," "US," "OUR"): Hartford Life Insurance Company.


IN WRITING: In a written form satisfying to Us.

INDEBTEDNESS: The outstanding loan on the Policy, including any interest due or accrued.

INSUREDS: The two persons on whose lives the Policy is issued.

ISSUE AGE: As of the Policy Date, the age of each Insured on his/her last birthday.


LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. Amounts are held as collateral and are credited with interest. Amounts are not subject to the investment experience of the Separate Account.


MATURITY DATE: The date on which the Policy will mature.


MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date, except that whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.

HARTFORD LIFE INSURANCE COMPANY                                                5
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MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Account Value on the Monthly Activity Date.

NATIONAL SERVICE CENTER: Located in Minneapolis, Minnesota.

NET PREMIUM: The amount of premium actually credited to the Account Value.

PLANNED PREMIUMS: The amount of premiums that You intend to pay as indicated on the application and shown on the Policy's specifications page.


POLICY: A last survivor flexible premium variable life insurance contract issued by Hartford, as described in this Prospectus.


POLICY ANNIVERSARY: An anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.


POLICY OWNER (ALSO "YOU," "YOUR"): The person having rights to benefits under the Policy during the lifetime of the two Insureds; the Policy Owner may or may not be one of the Insureds.


POLICY YEARS: Annual periods computed from the Policy Date.
PRO RATA BASIS: An allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.


SEPARATE ACCOUNT (ALSO "SEPARATE ACCOUNT VL II"): An account established by Hartford to separate the assets funding the Policies from other assets of Hartford; in this case, "Separate Account VL II."


SUB-ACCOUNT: The subdivisions of the Separate Account.

SUPPLEMENTAL FACE AMOUNT: On the Policy Date, the Supplemental Face Amount is shown on the Policy's specifications page. Thereafter, the Supplemental Face Amount may change according to the terms of the Policy.

TARGET PREMIUM: The amount of level premium required to support a whole life insurance policy with a net interest rate of 5%, assuming that the initial Face Amount is entirely Basic Face Amount. The Policy charges used in determining the level premium amount are maximum guaranteed cost of insurance rates for standard risks, actual premium tax rates, a 1.25% premium charge for processing, a 1.25% premium charge for federal tax and other maximum policy deductions or charges, exclusive of any additional rider charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

6                                                HARTFORD LIFE INSURANCE COMPANY
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-------------------------------------------
                                    SUMMARY

--------------------------------   THE POLICY


    The last survivor flexible premium variable life insurance Policies offered by this Prospectus are funded by a Fixed Account and Separate Account VL II, a separate account established by Hartford pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. Separate Account VL II is presently comprised of 22 sub-accounts (the "Sub-Accounts" and each individually a "Sub-Account"), each of which invests exclusively in one of the underlying Funds. If an initial premium is submitted with an application for a Policy, it will be allocated to the Hartford Money Market Sub-Account. At a later date, the values in the Hartford Money Market Sub-Account will be allocated to one or more of the Sub-Accounts or the Fixed Account, as specified in the Policy Owner's application. This later date is the latest of 45 days after the application is signed, ten days after We mail or personally delivery a Notice of Withdrawal Right, ten days after We receive the premium and the date We receive the final requirement to put the Policy in force. The Policies are credited with units ("Accumulation Units") in each selected Sub-Account, the assets of which are invested in the applicable Fund. A Policy Owner may transfer the funds among the Sub-Accounts and the Fixed Account subject to a transfer charge. See "Detailed Description of Policy Benefits and Provisions -- Transfers of Account Value," page 11.



    The Policies are first and foremost life insurance policies with death benefits, cash values, and other features traditionally associated with life insurance. The Policies are called "last survivor" because the Death Proceeds are paid on the death of the last surviving Insured. The Policies are called "flexible premium" because, once the desired level and pattern of death benefits have been determined, a Purchaser has considerable flexibility in choosing the timing and amount of premium to be paid. The Policies are called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Account Value will, and the Death Benefit may, increase or decrease depending on the investment experience of the Funds to which the Net Premium(s) has been allocated.


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                             POLICY DESIGN OPTIONS


    The options in the Policy are structured to give a prospective purchaser and his or her sales agent the ability to select a Policy tailor-made for the purchaser's specific life insurance needs.



    The Policy options which give the Policy Owner such flexibility fall into three major categories:



1. Death Benefit Options -- These allow the Policy Owner to select various levels and patterns of Death Benefits.



2. Investment Options -- Currently, the Policy Owner has the choice of allocating the Policy's Account Value among up to nine of the Policy's 23 investment options. (Hartford reserves the right to increase the number of allocable investment options to more than nine.) These include the 22 variable Sub-Accounts and the Fixed Account.



3. Premium Options -- The Policy Owner has the flexibility to choose, within limits, the amount of the initial premium and the amount and frequency of subsequent premiums.


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                                 DEATH BENEFIT


    The Policies provide for three Death Benefit Options. These can be level and equal to the Face Amount ("Option A"), the Face Amount plus Return of Account Value ("Option B") or the Face Amount plus Return of Premium ("Option C"). At the death of the last surviving Insured, We will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy and less any due and unpaid Monthly Deduction Amount occurring during a grace period. You may also select Supplemental Face Amount coverage in the application. Scheduled and unscheduled increases in Face Amount may be requested. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 13.


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                                    PREMIUM

    You have considerable flexibility as to when and in what amounts You pay premiums.


    Prior to issue, You can choose a Planned Premium, within a range determined by Hartford based on the Face Amount and each Insured's sex (except where unisex rates apply), Issue Age and risk classification.


    The Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is in effect.


    The minimum subsequent premium is $50. We reserve the right to refund the excess premium payments that would cause the Policy not to meet the tax qualification guidelines for life insurance under the Code.



    There are circumstances (usually if a Policy Owner wants to prefund future benefits in seven years or less) when the Policy may become a Modified Endowment Contract under federal tax law. If it does, loans and other predeath distributions are includable in gross income on an income-

HARTFORD LIFE INSURANCE COMPANY                                                7
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first basis. A 10% penalty tax may be imposed on income distributed before the
Policy Owner attains age 59 1/2. Prospective purchasers and Policy Owners are advised to consult a qualified tax adviser before taking steps that may affect whether the Policy becomes a Modified Endowment Contract. See "Federal Tax Considerations -- Modified Endowment Contracts," page 29, for a discussion of the "seven-pay test".


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                             SEPARATE ACCOUNT VL II


    Separate Account VL II is a separate account established by Hartford pursuant to the insurance laws of the State of Connecticut and organized as a registered unit investment trust under the Investment Company Act of 1940. Separate Account VL II meets the definition of "separate account" under federal securities law. Separate Account VL II is comprised of Sub-Accounts, each of which invests exclusively in one of the Funds. Each Hartford Fund is organized as a corporation under the laws of the State of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Putnam Funds are portfolios of Putnam Variable Trust (formerly named Putnam Capital Manager Trust), a Massachusetts business trust organized on September 24, 1987 that is an open-end, series investment company with multiple portfolios or funds registered under the Investment Company Act of 1940. The Fidelity VIP Funds are portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund, organized on November 13, 1981. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II, organized on March 21, 1988. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies by the Securities and Exchange Commission ("SEC"). The shares of the Funds are sold to Separate Account VL II and to other separate accounts of Hartford or its affiliates which fund similar annuity or life insurance products.



    Currently, the Funds are Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc. and HVA Money Market Fund, Inc.; Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund; and the VIP Equity-Income Portfolio, VIP Overseas Portfolio and VIP II Asset Manager Portfolio. Applicants should read the prospectus for each of the Funds accompanying this Prospectus in connection with the purchase of a Policy. The investment objectives of each of the Funds are as set forth in "Separate Account VL II," page 20.



    The investment adviser for the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), a wholly-owned subsidiary of Hartford. HL Advisors retains Wellington Investment Management, L.L.P. ("Wellington Management") as an investment sub-adviser with respect to certain of the Hartford Funds. In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc. ("HIMCO") for the provision of investment services for certain of the Hartford Funds. The Putnam Funds are advised by Putnam Investment Management, Inc., a subsidiary of Putnam Investments, Inc. The Fidelity VIP Funds are managed by Fidelity Management & Research Company. See "Separate Account VL II," page 20.


---------------------------------------------------
                                 FIXED ACCOUNT


    Premium payments and Account Values allocated to the Fixed Account become part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.


---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM

    Before the allocation of the premium to the Account Value, a deduction as a percentage of premium is made for the premium processing charge, premium tax and federal tax charge and front-end sales load. The amount of each premium allocated to the Account Value is Your Net Premium.

---------------------------------------------------
                           PREMIUM PROCESSING CHARGE

    A 1.25% charge is deducted from each premium payment for premium collection costs and premium and Policy processing costs.

---------------------------------------------------
                   PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE


    We deduct as a premium tax charge a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale depending on the tax rates in effect there and is based on the actual tax imposed. The range is generally between 0% and 4%.

8                                                HARTFORD LIFE INSURANCE COMPANY
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    We also deduct a current charge of 1.25% of each premium for federal taxes imposed under Section 848 of the Code.

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                              FRONT-END SALES LOAD

    The front-end sales load is a charge deducted from each premium. The current and maximum front-end sales load for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.


    The current and maximum front-end sales load for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.


    The current and maximum front-end sales load for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.

    Front-end sales loads which cover expenses relating to the sale and distribution of the Policies may be reduced for certain sales of the Policies under circumstances which may result in savings of such sales and distribution expenses.

---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

    We will subtract amounts from Your Account Value to provide for the Monthly Deduction Amount. These will be taken on a Pro Rata Basis from the Fixed Account and Sub-Accounts on each Monthly Activity Date.

    The Monthly Deduction Amount equals:

(a) the Cost of Insurance; plus

(b) the charges for additional benefits provided by rider, if any; plus

(c) the charges for "special" insurance class rating, if any; plus

(d) the monthly administrative fee and issue charge; plus



(e) the mortality and expense risk charge, plus


(f) any Face Amount increase fee.


    Hartford may also set up a provision for income taxes against the assets of Separate Account VL II. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value," page 17, and "Federal Tax Considerations," page 28.


    Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.

---------------------------------------------------
                                 ACCOUNT VALUE


    As with many other types of insurance policies, each Policy will have a cash value ("Account Value"). The Account Value of the Policy will increase or decrease to reflect the interest credited to the Fixed Account and Loan Account, the investment experience of the Sub-Accounts applicable to the Policy and deductions for the Monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. However, if the Death Benefit guarantee is in effect, the Policy will not lapse due to poor investment performance. See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Account Values," page 11.


---------------------------------------------------
                                  POLICY LOAN


    A Policy Owner may obtain a cash loan from Hartford. The loan is secured by the Policy. At the time a loan is requested, the Indebtedness (including the currently applied for loan) may not exceed 90% of the Account Value. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 12.


---------------------------------------------------
                           CHARGES AGAINST THE FUNDS


    Separate Account VL II purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative and other expenses already deducted from the assets of the Funds. These charges are described herein. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Charges Against the Funds," page 19.



    The following table shows total fund operating expenses for the year ended December 31, 1996 for the Funds:



                                                              TOTAL FUND
                                    MANAGEMENT      OTHER      OPERATING
FUND NAME                              FEES       EXPENSES     EXPENSES
---------------------------------  ------------  -----------  -----------
Hartford Advisers Fund...........       0.615%       0.017%       0.632%
Hartford Bond Fund...............       0.490%       0.030%       0.520%
Hartford Capital Appreciation
 Fund............................       0.629%       0.017%       0.646%
Hartford Dividend and Growth
 Fund............................       0.709%       0.017%       0.726%
Hartford Index Fund..............       0.374%       0.019%       0.393%

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


                                                              TOTAL FUND
                                    MANAGEMENT      OTHER      OPERATING
FUND NAME                              FEES       EXPENSES     EXPENSES
---------------------------------  ------------  -----------  -----------
Hartford International
 Opportunities Fund..............       0.691%       0.095%       0.786%
Hartford Mortgage Securities
 Fund............................       0.424%       0.029%       0.453%
Hartford Stock Fund..............       0.441%       0.016%       0.457%
HVA Money Market Fund............       0.423%       0.021%       0.444%
Putnam VT Diversified Income
 Fund............................        0.70%        0.13%        0.83%
Putnam VT Global Asset Allocation
 Fund............................        0.68%        0.15%        0.83%
Putnam VT Global Growth Fund.....        0.60%        0.16%        0.76%
Putnam VT Growth and Income
 Fund............................        0.49%        0.05%        0.54%
Putnam VT High Yield Fund........        0.68%        0.08%        0.76%
Putnam VT Money Market Fund
 (1).............................        0.45%        0.10%        0.55%
Putnam VT New Opportunities
 Fund............................        0.63%        0.09%        0.72%
Putnam VT US Government and High
 Quality Bond Fund...............        0.62%        0.07%        0.69%
Putnam VT Utilities Growth and
 Income Fund (2).................        0.69%        0.09%        0.78%
Putnam VT Voyager Fund...........        0.57%        0.06%        0.63%
Fidelity VIP Equity-Income
 Portfolio (3)...................        0.51%        0.07%        0.58%
Fidelity VIP Overseas Portfolio
 (3).............................        0.76%        0.17%        0.93%
Fidelity VIP II Asset Manager
 Portfolio (3)...................        0.64%        0.10%        0.74%


------------------------


(1) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by such Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus accompanying this Prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53%, respectively.



(2) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Management under the management contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.



(3) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Absent these reductions, the total operating expenses presented in the table would have been 0.56% for Fidelity VIP Equity Income Portfolio, 0.92% for Fidelity VIP Overseas Portfolio and 0.73% for Fidelity VIP II Asset Manager Portfolio.


---------------------------------------------------
                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY


    An applicant has a limited right to return his or her Policy for cancellation. If the applicant returns the Policy within ten days after delivery of the Policy, ten days after We mail or personally deliver a Notice of Withdrawal Right or within 45 days after completion of the application, whichever is latest (subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.


    In addition, once the Policy is in effect it may be exchanged during the first 24 months after its Date of Issue for a non-variable last survivor life insurance policy offered by Us on the life of the Insureds without submitting proof of insurability.

---------------------------------------------------
                                   SURRENDER


    At any time prior to the Maturity Date, provided the Policy has a Cash Surrender Value, You may surrender the Policy. See "Detailed Description of Policy Benefits and Provisions -- Surrender," page 15.


---------------------------------------------------
                                TAX CONSEQUENCES


    The current federal tax law generally excludes all Death Benefit payments from the gross income of the Policy beneficiary. See "Federal Tax
Considerations," page 28.


---------------------------------------------------
                         DETAILED DESCRIPTION OF POLICY
                            BENEFITS AND PROVISIONS

--------------------------------    GENERAL


    This Prospectus describes a last survivor flexible premium variable life insurance Policy where the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                                    PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

    You have considerable flexibility as to when and in what amounts You pay premiums.


    Prior to issue, You can choose a Planned Premium, within a range determined by Hartford based on the Face Amount and each Insured's sex (except where unisex rates apply), Issue Age and risk classification. We will send You premium notices for Planned Premiums. The notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from Your checking account. The Planned Premiums and payment mode You selected are shown on the Policy's specifications page. You may change the Planned Premiums, subject to Our minimum amount rules then in effect.


    The Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is in effect.


    See, also, "-- Lapse and Reinstatement," page 14, for more details.


ALLOCATION OF PREMIUM PAYMENTS

    The initial Net Premium will be allocated to the Hartford Money Market Sub-Account on the later of the Policy Date or the date We receive the premium.


    The value in the Hartford Money Market Sub-Account will then be allocated to the Fixed Account and Sub-Accounts according to the premium allocation specified in the application on the latest of 45 days after the application is signed, ten days after We receive the premium, ten days after We mail or personally deliver a Notice of Withdrawal Right and the date We receive the final requirement to put the Policy in force.


    Any additional Net Premiums received by Us prior to such date will be allocated to the Hartford Money Market Sub-Account.


    Upon written request, You may change the premium allocation. Portions allocated to the Fixed Account and Sub-Accounts must be whole percentages of 10% or more. Subsequent Net Premiums will be allocated to the Fixed Account and Sub-Accounts according to Your most recent instructions, subject to the following: Currently, the Account Value may be allocated to no more than nine Sub-Accounts. (Hartford reserves the right to increase the number of allocable investment options to more than nine.) If We receive a premium and Your most recent allocation instructions would violate this requirement, We will allocate the Net Premium to the Fixed Account and Sub-Accounts on a Pro Rata Basis.



    The Policy Owner receives several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by the Policy Owner is shown in the Policy, and each transactional confirmation received after a premium payment will show how that Net Premium has been allocated. In addition, each quarterly statement summarizes the current premium allocation in effect for that Policy.


ACCUMULATION UNITS

    Net Premiums allocated to the Sub-Accounts are used to credit Accumulation Units to those Sub-Accounts.

    The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Sub-Account) and the amount credited to the Fixed Account will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Fixed Account or Sub-Account. Each portion to be invested in a Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed following receipt of the payment.

ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


    All valuations in connection with a Policy, e.g., with respect to determining Account Value, in connection with Policy loans, or in calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium payment, will be made on the date the request or payment is received by Hartford at the National Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


PREMIUM LIMITATION


    If premiums are received which would cause the Policy to fail to meet the definition of a life insurance policy in accordance with the Code, We reserve the right to refund the excess premium payments. We will refund such premium payments and interest thereon within 60 days after the end of a Policy Year.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

    A premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

ACCOUNT VALUES

    As with traditional life insurance, each Policy will have an Account Value. There is no minimum guaranteed Account Value.


    The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, and the interest credited to the Fixed Account and Loan Account as well as the Monthly Deduction Amounts.



    The Account Value of a particular Policy is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current Accumulation Unit Value of that Sub-Account and then summing the result for all the Sub-Accounts. The Account Value of a Policy equals the Account Value in the Sub-Accounts plus the value of the Fixed and Loan Accounts. The Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Account Value less any Indebtedness. See "-- Premiums -- Accumulation Unit Values," page 10.


AMOUNT PAYABLE ON SURRENDER OF THE POLICY


    As long as the Policy is in effect, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner, whichever is later. The Cash Surrender Value equals the Account Value less any Indebtedness. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later.


LOAD REFUND

    If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to payment of a refund in addition to the Cash Surrender Value.

    The refund will be equal to the excess, if any, of the sum of the actual front-end sales load charged to date over:

1. the sum of 30% of payments in aggregate amount less than or equal to one Guideline Annual Premium plus 10% of payments in aggregate amount greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums; and

2.  9% of each payment made in excess of two Guideline Annual Premiums.

PARTIAL WITHDRAWALS


    One (1) partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, less $1,000. If the Death Benefit Option then in effect is Option A or Option C, the Face Amount is reduced by the amount of the Partial Withdrawal. The minimum Face Amount required after a partial withdrawal is subject to Our rules then in effect. Unless specified otherwise, the Partial Withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts. Currently, Hartford does not impose a partial withdrawal charge. However, Hartford reserves the right to impose a partial withdrawal charge of up to $50.


---------------------------------------------------
                           TRANSFERS OF ACCOUNT VALUE

AMOUNT AND FREQUENCY OF TRANSFERS


    Upon request and as long as the Policy is in effect, You may transfer amounts among the Fixed Account and Sub-Accounts. Transfers may be made by request In Writing or by calling Our National Service Center toll free at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requirements that callers provide certain identifying information for themselves (if not the Policy Owner) and the Policy Owner. All transfer instructions by telephone are tape recorded.


    The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect.

    Currently there are no restrictions on transfers other than those described below. There is no charge currently for the first four (4) transfers in any Policy Year. Each subsequent transfer is subject to a Transfer Charge of up to $25.

    We reserve the right at a future date to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers.

TRANSFERS TO OR FROM SUB-ACCOUNTS

    In the event of a transfer from a Sub-Account, the number of Accumulation Units credited to the Sub-Account

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

from which the transfer is made will be reduced. The reduction will be determined by dividing:

1.  the amount transferred by,

2. the Accumulation Unit Value for that Sub-Account determined as of the next Valuation Day after We receive Your request for transfer In Writing.

    In the event of a transfer to a Sub-Account, We will increase the number of Accumulation Units credited to the Sub-Account. The increase will equal:

1.  the amount transferred divided by,


2. the Accumulation Unit Value for that Sub-Account determined as of the next Valuation Day after We receive Your request for transfer In Writing.


TRANSFERS FROM THE FIXED ACCOUNT

    In addition to the conditions above, transfers from the Fixed Account are subject to the following:

(a) the transfer must occur during the 30-day period following each Policy Anniversary; and


(b) if the accumulated value in Your Fixed Account exceeds $1,000, the amount transferred in any Policy Year may be no larger than 25% of the accumulated value in the Fixed Account on the date of transfer.



DOLLAR COST AVERAGING OPTION



    You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the dollar cost averaging (DCA) option. If You choose the DCA option, Net Premiums will be deposited into the Hartford Money Market Sub-Account. Each month, amounts will be withdrawn from that Sub-Account and allocated to the other investment options according to Your allocation instructions. The transfer date will be the monthly anniversary of Your first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either In Writing or by telephone, subject to the telephone transfer procedures described above. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Account is less than the amount You have elected to transfer, Your DCA program will end. You may also cancel Your DCA election by notice In Writing to Hartford or by calling Our National Service Center at 1-800-231-5453.



    The main objective of a DCA program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, DCA allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long-term. A DCA program allows Policy Owners to take advantage of market fluctuations. However, it is important to understand that a DCA program does not assure a profit or protect against loss in a declining market. Policy Owners who choose the DCA option should be individuals who have the financial ability to continue making investments through periods of low price levels.


---------------------------------------------------
                                  POLICY LOANS


    As long as the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash loan from Hartford. The total Indebtedness at the time of the new loan (including the accrued interest on prior loans plus the currently applied for loan) may not exceed 90% of the Account Value.


    The amount of each loan will be transferred on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.

LOAN INTEREST

    Interest will accrue daily on the Indebtedness at the Policy Loan Rate, which is the interest rate as shown in the Policy. The difference between the value of the Loan Account and the Indebtedness will be transferred on a Pro Rata Basis from the Fixed Account and Sub-Accounts to the Loan Account on each Monthly Activity Date.

CREDITED INTEREST


    A Loan Account, other than a Loan Account established pursuant to a Preferred Loan as described in the subsection entitled "Policy Loans -- Preferred Loan," will be credited with interest in the following manner: During the first ten Policy Years, any amounts in the Loan Accounts will be credited with interest at the rate of 2% (in most states). For Policy Years 11 and beyond, a Loan Account will be credited with interest at the rate of 3% (in most states).


PREFERRED LOAN


    If, at any time after the tenth Policy Anniversary, the Account Value exceeds the total of all premiums paid since issue, a Preferred Loan is available. The amount available for a Preferred Loan is the amount by which the Account Value exceeds total premiums paid. The amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate equal to 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined on each Monthly Activity Date.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

LOAN REPAYMENTS


    You can repay any part of or the entire Indebtedness at any time while Your Policy is in force and either of the Insureds is alive. The amount of loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.


TERMINATION DUE TO EXCESSIVE INDEBTEDNESS

    If total Indebtedness equals or exceeds the Account Value, the Policy will terminate 61 days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient loan repayment is not made by the end of this 61 day period, the Policy will end without value.

EFFECT OF LOANS ON ACCOUNT VALUE


    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Fixed Account and Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and Sub-Accounts earn less than the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and Cash Surrender Value otherwise payable.


---------------------------------------------------
                                 DEATH BENEFIT


    The Policies provide for the payment of the Death Proceeds to the named beneficiary when the last surviving Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The Death Benefit depends on the Death Benefit Option selected by You, the minimum Death Benefit provision, and whether or not the Death Benefit guarantee is in effect. All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 24.


DEATH BENEFIT OPTIONS

    There are three Death Benefit Options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum Death Benefit described below, the Death Benefits under each option are:

1.  Under Option A, the Death Benefit is the Face Amount.

2.  Under Option B, the Death Benefit is the Face Amount plus the Account Value.

3. Under Option C, the Death Benefit is the Face Amount plus the sum of the premiums paid.

OPTION CHANGE

    You may change Your Death Benefit Option to Option A or Option B without evidence of insurability. If a change to Option A is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change. If a change to Option B is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change, reduced by the then-current Account Value. Changing your Death Benefit Option does not result in any Policy fees or charges. However, you should consult a competent tax adviser regarding the possible adverse tax consequences resulting from a change in your Death Benefit Option.

    Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount.

DEATH BENEFIT GUARANTEE

    If the Death Benefit guarantee is in effect, payment of the Basic Face Amount upon the death of the last surviving Insured will be guaranteed regardless of the Policy's investment performance. The Death Benefit guarantee is in effect if:

(a) the Death Benefit guarantee period has not expired;

(b) the Supplemental Face Amount has never exceeded nor is scheduled to exceed the Basic Face Amount;

(c) on each Monthly Activity Date, the cumulative premiums paid into the Policy, less withdrawals from the Policy, equal or exceed the Cumulative Death Benefit Guarantee Premium.


    The Death Benefit guarantee period will expire at the end of: (1) the first ten Policy Years or (2) the life expectancy of the last surviving Insured (based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday), whichever period was chosen under the Policy.


MINIMUM DEATH BENEFIT

    Notwithstanding the above, there is a minimum Death Benefit equal to the Account Value multiplied by a percentage specified in Your Policy. This percentage varies according to each Insured's Issue Age, the Policy Year, sex (where unisex rates are not used) and insurance class, but may be increased by You in the application.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    EXAMPLES OF THE MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................    Level       Level


    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding Indebtedness constitutes the Death Proceeds which We would pay to the beneficiary.


    In Example B, the minimum Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

SUPPLEMENTAL FACE AMOUNT

    If You selected Supplemental Face Amount coverage on Your application, the amount is shown on the Policy's specifications page, subject to any scheduled changes You instructed in application and any unscheduled changes, as described below. You may discontinue a scheduled increase by written request. A decrease in Face Amount, other than as a result of a partial withdrawal, will affect Your scheduled increases.

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT


    At any time after the first Policy Year, You may request In Writing a change in the Face Amount.


    The minimum amount by which the Face Amount can be increased or decreased is based on Our rules then in effect.

    Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by the Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.


    Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.


    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date We receive the request. The remaining Face Amount must not be less than Our minimum rules then in effect. Decreases will be applied first to the Supplemental Face Amount and then to the Basic Face Amount.

    We reserve the right to limit the number of increases or decreases made under the Policy to no more than one in any 12 month period.

---------------------------------------------------
                              BENEFITS AT MATURITY


    If either Insured is living on the Maturity Date, on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. On the Maturity Date, the Policy will terminate and Hartford will have no further obligations under the Policy.


---------------------------------------------------
                            LAPSE AND REINSTATEMENT

POLICY LAPSE AND GRACE PERIOD


    The Policy will be in default on any Monthly Activity Date on which the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount. A 61-day period, called the "grace period," will begin from the date of default. Hartford will mail the Policy Owner and any assignee written notice of the amount of premium that will be required to continue the Policy in force at least 30 days before the end of the grace period. The premiums required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. Unless the Death Benefit Guarantee is in effect, the Policy will terminate without value if the required premium is not paid by the end of the grace period. If the Death Benefit guarantee is in effect and sufficient premium has not been paid by the end of the grace period, the Death Benefit will be reduced to the Basic Face Amount and any riders will no longer be in force. If the last surviving Insured dies during the grace period, We will pay the Death Proceeds.


DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD


    If the cumulative premiums, less withdrawals, are not sufficient to maintain the Death Benefit guarantee in effect, the lapse and grace period provisions for the Death Benefit guarantee will apply as follows:


    On every Monthly Activity Date during the Death Benefit guarantee period, We will compare the cumulative premiums received, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.


    If the cumulative premiums received, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit guarantee will be deemed to be in default as of that Monthly Activity Date. A grace period of 61 days from the date of default will begin. We will mail the Policy Owner and any assignee written notice of the amount of premium required to continue the Death Benefit guarantee.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


    At the end of the grace period under a ten-year guarantee period, the Death Benefit guarantee will be removed from the Policy if We have not received the amount of the required premium. You will receive a written notification of the change.



    At the end of the grace period under the last survivor life expectancy guarantee period, the Death Benefit guarantee will be removed from the Policy if We have not received the amount of the required premium, subject to the following exception: If the Policy is in the first ten Policy Years and the cumulative premiums received, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium for the ten-year period, We will change the Death Benefit guarantee period to ten years. In this case, We will send You notification of:


(a) the ten-year period measured from the Policy Date; and

(b) the Annual Death Benefit Guarantee Premium for that ten-year period.

REINSTATEMENT

    Unless the Policy has been surrendered, the Policy may be reinstated prior to the Maturity Date, provided:


(a) the Insureds alive at the end of the grace period are also alive on the date of reinstatement;


(b) You make Your request within five years;

(c) satisfactory evidence of insurability is submitted;


(d) any Policy Indebtedness is repaid or reinstated; and


(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep the Policy in force for three months after the date of reinstatement.

    The Account Value on the reinstatement date will reflect:

(a) The Account Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement.

    Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated Policy.

---------------------------------------------------
                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY


    An applicant has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner, within ten days of Hartford's mailing or personal delivery of a Notice of Right to Withdraw, or within 45 days of completion of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.


    Once the Policy is in effect, it may be exchanged during the first 24 months after its issuance, for a non-variable last survivor life insurance policy offered by Us or an affiliate on the life of the Insureds. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as this Policy. An exchange of the Policy under these circumstances should be a tax-free transaction under Section 1035 of the Code.

---------------------------------------------------
                                   SURRENDER

    At any time prior to the Maturity Date, provided the Policy has a Cash Surrender Value, You may surrender the Policy to Us. We will pay You the Cash Surrender Value. Our liability under the Policy will cease as of the date of Your request.

---------------------------------------------------
                      VALUATION OF PAYMENTS AND TRANSFERS

    We value the Policy on every Valuation Day.


    We will pay Death Proceeds, Cash Surrender Values, Partial Withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after We receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.



    Hartford may defer payment of any amounts not allocable to the Sub-Accounts for up to six months from the date on which We receive the request.


---------------------------------------------------
                            APPLICATION FOR A POLICY


    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, an applicant may choose the initial Face Amount. Policies generally will be issued only on the lives of Insureds between the ages of 20 and 80 who supply evidence of insurability satisfactory to Hartford. (Hartford may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply.) Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an application for any reason. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date and Policy Years.


---------------------------------------------------
                      REDUCED CHARGES FOR ELIGIBLE GROUPS


    Certain of the charges and deductions described below may be reduced for Policies issued in connection with a specific plan in accordance with Our rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary, based on such factors as the size of the plan, the purposes for which Policies are purchased and certain characteristics for the plan's members. The amount of reduction and the criteria for qualification will reflect in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners invested in Separate Account VL II.


---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM

    Before the allocation of the premium to the Account Value, a deduction as a percentage of premium is made for the premium processing charge, premium tax and federal tax charge and front-end sales load. The amount of each premium allocated to the Account Value is Your Net Premium.

PREMIUM PROCESSING CHARGE

    A 1.25% charge is deducted from each premium payment for premium collection costs and premium and Policy processing costs.

PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE


    We deduct as a premium tax charge a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale, depending on the tax rates in effect there, and is based on the actual tax imposed. The range is generally between 0% and 4%.



    We also deduct a 1.25% charge from each premium payment to cover the estimated costs to Us of the federal income tax treatment of the Policies' deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to Our increased federal income tax burden under the Code resulting from the receipt of premiums.


FRONT-END SALES LOAD

    The front-end sales load is a charge deducted from each premium based on the
(1) amount of premium paid in relation to the Target Premium, (2) Policy Year in which the premium is paid and (3) amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount. See "Glossary of Special Terms," page 5, for a discussion of "Target Premium."

    The current and maximum front-end sales load for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.


    The current and maximum front-end sales load for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.


    The current and maximum front-end sales load for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.

    Front-end sales loads which cover expenses reduced for certain sales of the Policies under circumstances which may result in savings of such sales and distribution expenses.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

EXAMPLES OF FRONT-END SALES LOADS/IMPACT OF REFUND OF LOAD


    An example of the actual front-end sales loads and the impact of the load refund, if any (see " -- Premiums -- Load Refund," page 11), for a Policy is shown below. This example uses the same specific information (i.e., Issue Age, Face Amount, premium level, etc.) as the illustration on page 39 of this Prospectus.


Death Benefit Option:       Level
Face Amount:                $1,000,000 Basic Face Amount
Issue Ages/Sex/Class:       65/Male/Preferred
                            65/Female/Preferred
Guideline Annual Premium:   $36,042.00
Annual Planned Premium:     $27,000.00

IMPACT OF FRONT-END SALES LOAD/REFUND OF LOADS

                            CUMULATIVE     CUMULATIVE
  POLICY     CUMULATIVE     FRONT-END    NIN-REFUNDABLE   AMOUNT OF REFUND
   YEAR     PREMIUM PAID    SALES LOAD     SALES LOAD      UPON SURRENDER
----------  -------------  ------------  ---------------  -----------------
    1        $ 27,000.00   $  12,771.00   $    8,098.96      $  4,672.04
    2          54,000.00      16,602.30       12,548.31         4,053.99

---------------------------------------------------
                             DEDUCTIONS AND CHARGES
                             FROM THE ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS


    On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct an amount (the "Monthly Deduction Amount") from the Account Value to cover certain charges and expenses incurred in connection with a Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.


    The Monthly Deduction Amount equals:

(a) the charge for the Cost of Insurance; plus

(b) the charges for additional benefits provided by rider, if any; plus

(c) the charges for "special" insurance class rating, if any; plus


(d) the monthly administrative fee and issue charge; plus



(e) the mortality and expense risk charge; plus


(f) any Face Amount increase fee.

    (a) COST OF INSURANCE CHARGE

        The charge for the Cost of Insurance is equal to:

       (i)  the Cost of Insurance rate per $1,000; multiplied by

       (ii)  the amount at risk; divided by


       (iii) $1,000.


The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


The Cost of Insurance charge is to cover Hartford's anticipated mortality costs. For standard risks, the Cost of Insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insureds' risk classes. Hartford will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue ages, sexes and risk classes and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insureds' health.


Because the Account Value and the Death Benefit under a Policy may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.


On each Monthly Activity Date during the last 25 Policy Years before the Maturity Date, Hartford will apply a discount to the Cost of Insurance rate if You qualify for this discount. The discount is 10% times the ratio of the Basic Face Amount at issue to the Face Amount at issue as shown on the Policy's specification page. To qualify for the discount, the Policy must have been in force at least 15 Policy Years and the ratio of the then-current Account Value to the then-current Death Benefit must at least equal the qualifying ratio described below. The qualifying ratio is 0% with 25 Policy Years remaining until the Maturity Date and increases by three percentage points thereafter. For example, with ten Policy Years remaining until the Maturity Date the qualifying ratio is 45%, and with one Policy Year

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

remaining the qualifying ratio is 72%. This discount may not be available in all states.

    (b) RIDER CHARGE

        If the Policy includes riders, a charge is made applicable to the riders from the Account Value on each Monthly Activity Date.


        The charge applicable to these riders is to compensate Hartford for anticipated cost of providing these benefits and are specified on the applicable rider.



        The riders available are described under "Supplemental Benefits," page
        25.


    (c) SPECIAL CLASS CHARGE


        A charge for a special insurance class rating of an Insured may be made against the Account Value, if applicable. This charge is to compensate Hartford for the additional mortality risk associated with individuals in these classes.


    (d) MONTHLY ADMINISTRATIVE FEE AND ISSUE CHARGE


        Hartford will assess a current monthly administrative fee to compensate Hartford for administrative costs in connection with the Policies. The current monthly administrative fee is the sum of $7.50 per month, plus $0.01 per month per $1000 of Face Amount at issue, paid in Policy Years 1 through 10. On a blended-rate basis, the charge is guaranteed never to exceed for all Policy Years the sum of $10.00 per month plus $0.03 per month per $1000 of Basic Face Amount at issue and $15.00 per month plus $0.05 per month per $1000 of Supplemental Face Amount at issue. This guaranteed charge is a blended rate based on the ratio of the initial Basic Face Amount and the Supplemental Face Amount to the initial Face Amount. For example, if the initial Basic Face Amount was $200,000 and the initial Supplemental Face Amount was $50,000, then the ratio of initial Basic Face Amount to initial Face Amount is .80 ($200,000 divided by $250,000) and the ratio of initial Supplemental Face Amount to initial Face Amount is .20 ($50,000 divided by $250,000). The blended guaranteed charge would be $11.00 per month (.80 times $10.00 plus .20 times $15.00) and $.034 per thousand of Face Amount (.80 times $.03 plus .20 times $.05).



    In addition, in the first five Policy Years, there is a monthly issue charge to compensate Hartford for the up-front costs to underwrite and issue a Policy. The issue charge is the sum of $20.00 per month for the first five Policy Years plus $.05 per $1000 of Face Amount at Issue Date or unscheduled Supplemental Face Amount increase per month for the first five years from the Issue Date or increase.



    The sum of the premium processing charges, the monthly administrative fee and the issue charge will not exceed the cost Hartford incurs in providing administrative services under the Policies.


    (e) MORTALITY AND EXPENSE RISK CHARGE


        A current charge is made for mortality and expense risks assumed by Hartford. This charge is allocated to Hartford's General Account. Hartford may profit from this charge. See also " -- Account Values," page 11.



        The current mortality and expense risk charge for any Monthly Activity Date is equal to:



          (i)  the current mortality and expense risk rate; multiplied by


         (ii) the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.


       The current and guaranteed mortality and expense risk rate for the first ten Policy Years is 0.80%. After the tenth Policy Year, the current and maximum rate is 0.80% on the first $100,000 of Account Value as determined just prior to the Monthly Deduction. On the remaining Account Value, the current Rate is 0.25% and the maximum rate is 0.40% for Account Value attributable to the Basic Face Amount and 0.50% for Account Value attributable to the Supplemental Face Amount.



       The mortality risk assumed is that the actual Cost of Insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the front-end sales load.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

CHARGES AGAINST THE FUNDS

    The investment advisers charge the Funds an investment management fee on a daily basis as compensation for services. The following Table shows the fee charged for each Fund available for investment by Policy Owners.

                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
HARTFORD FUNDS                                                                       PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Hartford Capital Appreciation Fund, Inc.,
  Hartford Advisers Fund, Inc.,
  Hartford International Opportunities Fund, Inc.,
  Hartford Dividend and Growth Fund, Inc..................................  .575% of the first $250 million of average net assets
                                                                            .525% of the next $250 million of average net assets
                                                                            .475% of the next $250 million of average net assets
                                                                            .425% of any amount over $1.0 billion
Hartford Bond Fund, Inc., Hartford Stock Fund, Inc........................  .325% of the first $250 million of average net assets
                                                                            .300% of the next $250 million of average net assets
                                                                            .275% of the next $250 million of average net assets
                                                                            .250% of any amount over $1.0 billion
Hartford Index Fund, Inc..................................................  .20% of average net asset value
Hartford Mortgage Securities Fund, Inc.,
  HVA Money Market Fund, Inc..............................................  .25% of average net asset value


                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
PUTNAM FUNDS                                                                         PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Putnam VT Diversified Income Fund,
  Putnam VT Global Asset Allocation Fund,
  Putnam VT High Yield Fund,
  Putnam VT New Opportunities Fund,
  Putnam VT Utilities Growth and Income Fund,
  Putnam VT Voyager Fund..................................................  .70% of the first $500 million of average net assets
                                                                            .60% of the next $500 million of average net assets
                                                                            .55% of the next $500 million of average net assets
                                                                            .50% of the next $5 billion of average net assets
                                                                            .475% of the next $5 billion of average net assets
                                                                            .455% of the next $5 billion of average net assets
                                                                            .44% of the next $5 billion of average net assets
                                                                            .43% of any excess thereafter
Putnam VT Money Market Fund...............................................  .45% of the first $500 million of average net assets
                                                                            .35% of the next $500 million of average net assets
                                                                            .30% of the next $500 million of average net assets
                                                                            .25% of the next $5 billion of average net assets
                                                                            .225% of the next $5 billion of average net assets
                                                                            .205% of the next $5 billion of average net assets
                                                                            .19% of the next $5 billion of average net assets
                                                                            .18% of any excess thereafter
Putnam VT Growth and Income Fund and
  Putnam VT U.S. Government and High
  Quality Bond Fund.......................................................  .65% of the first $500 million of average net assets
                                                                            .55% of the next $500 million of average net assets
                                                                            .50% of the next $500 million of average net assets
                                                                            .45% of the next $5 billion of average net assets
                                                                            .425% of the next $5 billion of average net assets
                                                                            .405% of the next $5 billion of average net assets
                                                                            .39% of the next $5 billion of average net assets
                                                                            .38% of any excess thereafter
Putnam VT Global Growth Fund..............................................  .60% of average net assets

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
FIDELITY VIP FUNDS                                                                   PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
VIP Equity-Income Portfolio...............................................  .52%
VIP Overseas Portfolio....................................................  .77%
VIP II Asset Manager Portfolio............................................  .72%


TAXES


    Currently, no charge is made to Separate Account VL II for federal, state and local taxes that may be allocable to Separate Account VL II. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or Separate Account VL II may result in a charge against the Policy in the future. Charges for other taxes, if any, allocable to Separate Account VL II may also be made.


---------------------------------------------------
                                  THE COMPANY


    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps, on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


---------------------------------------------------
                             SEPARATE ACCOUNT VL II

--------------------------------    GENERAL


    Separate Account VL II is a separate account of Hartford established on September 30, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the SEC under the Investment Company Act of 1940. Separate Account VL II meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of Separate Account VL II are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets for Separate Account VL II are not chargeable with liabilities arising out of any other business which Hartford may conduct.


---------------------------------------------------
                                     FUNDS


    The assets of each Sub-Account of Separate Account VL II are invested exclusively in one of the Funds. A Policy Owner may allocate premium payments among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of each of the Funds in connection with that allocation. There is no assurance that any of the Funds will achieve its stated objectives. Policy Owners are also advised to read the prospectus for each of the Funds accompanying this Prospectus for more detailed information.


HARTFORD FUNDS

 HARTFORD ADVISERS FUND, INC.


    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities and money market instruments.


 HARTFORD BOND FUND, INC.


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section entitled "Hartford Bond Fund, Inc. -- Investment Policies" in the prospectus for the Hartford Funds accompanying this Prospectus.


 HARTFORD CAPITAL APPRECIATION FUND, INC.


    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.


 HARTFORD DIVIDEND AND GROWTH FUND, INC.


    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

 HARTFORD INDEX FUND, INC.


    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*


 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.


    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.


 HARTFORD MORTGAGE SECURITIES FUND, INC.


    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


 HARTFORD STOCK FUND, INC.


    Seeks long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing primarily in equity securities.


 HVA MONEY MARKET FUND, INC.


    Seeks maximum current income consistent with liquidity and preservation of capital.


PUTNAM FUNDS


 PUTNAM VT DIVERSIFIED INCOME FUND



    Seeks high current income consistent with capital preservation by investing in the following three sections of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high-yield securities described in the Fund prospectus.



 PUTNAM VT GLOBAL ASSET ALLOCATION FUND


    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities and international fixed income securities.


 PUTNAM VT GLOBAL GROWTH FUND



    Seeks capital appreciation through a globally diversified portfolio of common stocks.



 PUTNAM VT GROWTH AND INCOME FUND


    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.


 PUTNAM VT HIGH YIELD FUND



    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high-yield securities described in the Fund prospectus.



 PUTNAM VT MONEY MARKET FUND



    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.



 PUTNAM VT NEW OPPORTUNITIES FUND


    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.


 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY
BOND FUND



    Seeks current income consistent with preservation of capital by investing primarily in U.S. Government securities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.



 PUTNAM VT UTILITIES GROWTH AND INCOME FUND



    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.



 PUTNAM VT VOYAGER FUND



    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



FIDELITY VIP FUNDS



 FIDELITY VIP EQUITY-INCOME PORTFOLIO



    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Daily Stock Price Index of 500 Common Stocks.



* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



 FIDELITY VIP OVERSEAS PORTFOLIO



    Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.



    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



 FIDELITY VIP II ASSET MANAGER PORTFOLIO



    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.



    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



    The Hartford Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. The Putnam Funds are portfolios of the Putnam Variable Trust, which is organized as a business trust under the laws of Massachusetts and is an open-end series investment company under the Investment Company Act of 1940. The Fidelity VIP Funds are a series of two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II.



    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including Separate Account VL II, established by Hartford or one of its affiliated companies specifically to fund the Policies and other policies issued by Hartford or its affiliates, as permitted by the Investment Company Act of 1940.



    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance Policy Owners or to variable annuity Policy Owners, the Board of Directors for the Hartford Funds, the Board of Trustees for the Putnam Funds and the Board of Trustees for the Fidelity VIP Funds (collectively, the "Boards") intend to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable life and variable life insurance separate accounts, Hartford will bear the attendant expenses.



    All investment income of and other distributions to each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premium payments allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within seven days.



    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from or substitutions for Separate Account VL II and its Sub-Accounts which fund the Policies. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Policies, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the SEC to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of Separate Account VL II or any other separate accounts of which it is the depositor and which may fund the Policies.



    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectus for each of the Funds accompanying this Prospectus.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

---------------------------------------------------
                               INVESTMENT ADVISER

HARTFORD FUNDS


    The investment adviser for each of the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), Hartford Plaza, Hartford, CT 06115. HL Advisors provides investment advice and, in general, supervises the management and investment program of the Hartford Funds pursuant to an Investment Advisory Agreement entered into with each of these Funds, for which HL Advisors receives a fee.



    HL Advisors has entered into an investment services agreement with HIMCO, an affiliate of Hartford organized under Connecticut law, pursuant to which HIMCO provides certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and HVA Money Market Fund.



    Wellington Management serves as the investment sub-adviser to Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund and Hartford Stock Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, other institutions and individuals. Wellington Management is organized as a private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. See the prospectus for each of the Hartford Funds accompanying this Prospectus for a more complete description of HL Advisors, HIMCO and Wellington Management and their respective fees.


PUTNAM FUNDS


    Putnam Management, One Post Office Square, Boston, MA 02109, serves as the investment manager for the Putnam Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



FIDELITY VIP FUNDS



    The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("Fidelity Management"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts. Fidelity Management is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. Various Fidelity companies perform certain activities required to operate Variable Insurance Products Fund and Variable Insurance Products Fund II.


---------------------------------------------------
                               THE FIXED ACCOUNT

    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


    Premium Payments and Account Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.



    The Fixed Account minimum credited rate is shown in the Contract. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Policies. Hartford may credit interest at a rate in excess of the Fixed Account minimum credited rate; however, Hartford is not obligated to credit any interest in excess of the Fixed Account minimum credited rate. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                                 OTHER MATTERS

-------------------------------- VOTING RIGHTS


    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in Separate Account VL
II. The number of shares held in the Separate Account which are allocable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not allocable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.



    The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account(s) in connection with the loan (see "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 12) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.



    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.


---------------------------------------------------
                          STATEMENTS TO POLICY OWNERS

    We will send You a statement at least once each Policy Year, showing:

(a) the current Account Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and loans since the last report;

(c) the amount of any Indebtedness;

(d) notifications required by the provisions of the Policy; and


(e) any other information required by the Insurance Department of the state where the Policy was delivered.


---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of the Policy after it has been in effect during the lifetime of the Insureds for two years from the Issue Date. If the Policy is reinstated, the two year period is measured from the date of reinstatement. Any increase in the Supplemental Face Amount for which evidence of insurability was obtained is contestable during the lifetime of the Insureds for two years from its effective date. In addition, if either Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals.


---------------------------------------------------
                             MISSTATEMENT AS TO AGE

    If the age of an Insured is incorrectly stated, the amount of Death Benefit will be appropriately adjusted as specified in the Policy.

---------------------------------------------------
                                PAYMENT OPTIONS


    Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is subject to the then current rules of Hartford. Once payments under the Second Option, the Third Option or the Fourth Option commence, no surrender of the Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Policies.


    FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare, but not less than 3 1/2% per year, on the amount applied under this option.

    SECOND OPTION -- Income of Fixed Amount

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3 1/2% per year, is exhausted. The final payment will be for the balance remaining.

    THIRD OPTION -- Payments for a Fixed Period


    An amount payable monthly for the number of years selected, which may be from one to 30 years.


    FOURTH OPTION -- Life Income

   LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

   LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.


    The Tables in the Policy provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.



    The Table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3.5% per annum. The Tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. Hartford may, however, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.



    Hartford will make any other arrangements for income payments as may be agreed on.


---------------------------------------------------
                                  BENEFICIARY


    The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the lifetime of the Insureds by request In Writing to Hartford. If no beneficiary is living when the last surviving Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.


---------------------------------------------------
                                   ASSIGNMENT


    The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


---------------------------------------------------
                                   DIVIDENDS

    No dividends will be paid under the Policies.

---------------------------------------------------
                             SUPPLEMENTAL BENEFITS

    The following supplemental benefits, which are subject to the restrictions and limitations set forth therein, are among the options that may be included in a Policy by rider.

---------------------------------------------------
                      LAST SURVIVOR EXCHANGE OPTION RIDER


    We will exchange this Policy for two individual policies on the life of each Insured, subject to the conditions stated in this rider.


---------------------------------------------------
                            ESTATE PROTECTION RIDER

    We will pay a term insurance benefit upon receipt of due proof of the last surviving Insured's death while this Policy and rider were in force, subject to the conditions stated in this rider.

---------------------------------------------------
                         MATURITY DATE EXTENSION RIDER


    We will extend the Maturity Date (the date on which the Policy will mature) to the date of the death of the second Insured to die, regardless of the age of either Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 28.


---------------------------------------------------
                   YEARLY RENEWABLE TERM LIFE INSURANCE RIDER

    While this Policy and rider are in force, We will pay the term life insurance amount upon receipt of due proof of death of the designated Insured, subject to the conditions stated in this rider.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        EXECUTIVE OFFICERS AND DIRECTORS


                                                                                         OTHER BUSINESS PROFESSION,
                                                                                           VOCATION OR EMPLOYMENT
                                         POSITION WITH HARTFORD,                             FOR PAST 5 YEARS;
           NAME, AGE                        YEAR OF ELECTION                                OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Wendell J. Bossen, 63             Vice President, 1992**                 President (1992-Present), International Corporate
                                                                           Marketing Group, Inc.; Executive Vice President
                                                                           (1984-1992), Mutual Benefit.
Gregory A. Boyko, 45              Vice President, 1995                   Vice President & Controller (1995-Present), Hartford;
                                                                           Chief Financial Officer (1994-1995), IMG American Life;
                                                                           Senior Vice President (1992-1994), Connecticut Mutual
                                                                           Life Insurance Company.
Peter W. Cummins, 60              Vice President, 1989                   Vice President, Individual Annuity Operations
                                                                           (1989-Present), Hartford.
Ann M. deRaismes, 46              Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-1997),
                                                                           Hartford.
Timothy M. Fitch, 44              Vice President, 1995                   Actuary (1997-Present); Vice President (1995-Present);
                                  Actuary, 1997                            Assistant Vice President (1993-1995); Director
                                                                           (1991-1993), Hartford.
Bruce D. Gardner, 46              Vice President, 1996                   Vice President (1996-Present); General Counsel and
                                  Director, 1994*                          Corporate Secretary (1991-1995), Hartford.
Joseph H. Gareau, 50              Executive Vice President &             Senior Vice President & Chief Investment Officer
                                  Chief Investment Officer, 1993           (1992-1993), Hartford; Senior Vice President and Chief
                                  Director, 1993*                          Investment Officer (1992), Hartford Insurance Group.
J. Richard Garrett, 52            Vice President, 1993                   Treasurer (1994-Present), Hartford; Treasurer (1977),
                                  Treasurer, 1977                          Hartford Insurance Group.
John P. Ginnetti, 51              Executive Vice President &             Senior Vice President, (1988-1994), Hartford.
                                  Director, Asset Management
                                  Services, 1994
                                  Director, 1988*
Lynda Godkin, 43                  General Counsel, 1996                  Associate General Counsel and Corporate Secretary
                                  Corporate Secretary, 1995                (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford.
Lois W. Grady, 52                 Vice President, 1993                   Assistant Vice President (1988-1993), Hartford.
David A. Hall, 43                 Senior Vice President & Actuary,       Senior Vice President & Actuary (1992-Present), Hartford.
                                  1992
Robert A. Kerzner, 45             Vice President, 1994                   Vice President (1994-Present); Regional Vice President
                                                                           (1991-1994), Hartford.
Andrew W. Kohnke, 48              Vice President, 1992                   Vice President (1992-Present); Assistant Vice President
                                                                           (1989-1992), Hartford.
Steven M. Maher, 42               Vice President & Actuary, 1993         Vice President & Actuary (1993-Present); Assistant Vice
                                                                           President (1987), Hartford.
William B. Malchodi, Jr., 46      Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                  Director of Taxes, 1992                  (1992-1997), Hartford Insurance Group.
Thomas M. Marra, 38               Executive Vice President &             Senior Vice President & Director, Individual Life and
                                  Director, Individual Life and            Annuity Division (1993-1996); Director of Individual
                                  Annuity Division, 1996                   Annuities (1991-1993), Hartford.
                                  Director, 1994*
Robert F. Nolan, 42               Vice President, 1995                   Assistant Vice President (1992-1995), Hartford; Manager
                                                                           Public Relations (1986), Aetna Life and Casualty
                                                                           Insurance Company.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------


                                                                                         OTHER BUSINESS PROFESSION,
                                                                                           VOCATION OR EMPLOYMENT
                                         POSITION WITH HARTFORD,                             FOR PAST 5 YEARS;
           NAME, AGE                        YEAR OF ELECTION                                OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Joseph J. Noto, 45                Vice President, 1989                   President, and Director (1994-Present), American Maturity
                                                                           Life Insurance Company.
Leonard E. Odell, Jr., 52         Senior Vice President, 1994            Senior Vice President (1994-Present); Vice President and
                                  Director, 1994*                          Chief Actuary (1982-1994), Hartford.
Craig D. Raymond, 36              Vice President, 1993                   Assistant Vice President (1992-1993); Actuary (1989-1994),
                                  Chief Actuary, 1994                      Hartford.
Lowndes A. Smith, 57              President & Chief Operating            President * Chief Operating Officer (1989-Present),
                                    Officer, 1989                          Hartford.
                                  Director, 1981*
Edward J. Sweeney, 40             Vice President, 1993                   Chicago Regional Manager (1985-1993), Hartford.
Raymond P. Welnicki, 48           Senior Vice President *                Senior Vice President & Director, Employee Benefit
                                  Director, Employee Benefit               Division, (1994-Present) Vice President (1993-1994),
                                  Division, 1994                           Hartford; Board of Directors, Ethix Corp.
                                  Director, 1994*
Walter C. Welsh, 50               Vice President, 1995                   Assistant Vice President (1993-1995), Hartford.
James J. Westervelt, 50           Senior Vice President &                Senior Vice President & Group Controller (1994-Present);
                                  Group Controller, 1994                   Vice President and Group Controller (1989-1994),
                                                                           Hartford Insurance Group.
Lizabeth H. Zlatkus, 38           Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                  Director, 1994*                          (1992-1994), Hartford.


------------------------

 * Denotes year of election to Board of Directors.


** ITT Hartford Affiliated Company



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


---------------------------------------------------
                          DISTRIBUTION OF THE POLICIES


    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, Connecticut 06089, or certain other registered Broker-Dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable federal and state laws. Each Broker-Dealer is registered with the SEC under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Policies. During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered Broker-Dealers is 45% of the premiums paid up to a Target Premium and 5% of any excess. In Policy Years 2 through 10, agent commissions will not exceed 5.5% of premiums paid. For Policy Years 11 and later, the agent commissions will not exceed 2% of the premiums paid. Agent commissions may be less for premiums attributable to Supplemental Face Amount. In addition, expense allowances may be paid. The sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the second Policy Anniversary.


---------------------------------------------------
                            SAFEKEEPING OF SEPARATE
                             ACCOUNT VL II'S ASSETS


    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Funds. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.



---------------------------------------------------

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy. (See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Accumulation Unit Values," page 10).



    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


---------------------------------------------------
                       INCOME TAXATION OF POLICY BENEFITS


    For federal income tax purposes, the Policies should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance Policy will meet the Section 7702 definition of a life insurance contract.



    Hartford also believes that any loan received under a Policy will be treated as Indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner. A surrender or assignment of the Policy may have tax consequences, depending upon the circumstances. Policy Owners should consult a qualified tax adviser concerning the effect of such changes.



    During the first 15 Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.


    The Last Survivor Exchange Option Rider permits, under limited circumstances, a Policy to be split into two individual policies on the life of each of the Insureds. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a Policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a Policy split.


    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the Policy is extended by rider, Hartford believes the Policy will continue to be treated as a life insurance contract for

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------


federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS


    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC.



    If the Policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the Policy is changed materially. The seven-pay test will be applied anew at any time the Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy within the first seven years, the seven-pay test is applied as if the Policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the contract is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The policy owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).



    Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.



    Before assigning, pledging, or requesting a loan under a contract that is a MEC, a policy owner should consult a qualified tax adviser.



    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.



    Hartford has instituted procedures to monitor whether a Policy may become classified as a MEC after issue.


---------------------------------------------------
                      ESTATE AND GENERATION SKIPPING TAXES

    When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in its separate accounts, including Separate Account VL II, and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


---------------------------------------------------
                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Policies, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.


---------------------------------------------------
                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING


    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.


---------------------------------------------------
                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

---------------------------------------------------
                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

---------------------------------------------------
                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to a life insurance policy purchase.


---------------------------------------------------
                               LEGAL PROCEEDINGS


    There are no pending material legal proceedings to which the Separate Account is a party.


---------------------------------------------------
                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of the last survivor flexible premium variable life insurance policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford Life Insurance Companies.


---------------------------------------------------
                                    EXPERTS


    The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, CT 06103.



    The hypothetical Policy illustrations have been approved by Ken A. McCullum, FSA, MAAA, Director of Individual Life Product Development, and are included in this Prospectus in reliance upon his opinion as to their reasonableness.


---------------------------------------------------
                             REGISTRATION STATEMENT


    A registration statement has been filed with the SEC under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning Separate Account VL II, Hartford, and the Policies.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX A
                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES


The tables in Appendix A illustrate the way in which a Policy operates. They show how the Death Benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: a male, preferred, age 55, and a female, preferred, age 50, with $1,000,000 of Basic Face Amount and a premium of $15,500.00 paid in all years; a male, preferred, age 55, and a female, preferred, age 50, with $750,000 of Basic Face Amount and $250,000 of Supplemental Face Amount and a premium of $7,500.00 paid in all years; a male, preferred, age 65, and a female, preferred, age 65, with $1,000,000 of Basic Face Amount and a premium of $27,000.00 paid in all years; and a male, preferred, age 65, and a female, preferred, age 65 with $750,000 of Basic Face Amount and $250,000 of Supplemental Face Amount and a premium of $21,500.00 paid in all years.



    The Death Benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any contract loan were made during the period of time illustrated.


    The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits and surrender values would change if the current Cost of Insurance charges change.

    The amounts shown for the Death Benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.70% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.70% average daily charge) of -.70%, 5.30% and 11.30%, respectively.


    In addition, the death benefit and surrender value as of the end of each Policy Year take into account the front-end sales load, premium processing charge, federal tax charge, premium tax charge (assumed to be 2.0% in these illustrations), Cost of Insurance charge, monthly administrative fee, issue charge, and mortality and expense risk charge.



    The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Taxes," page 20).


    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.


    Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 50 FEMALE PREFERRED
                           $15,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



               PREMIUMS            CURRENT CHARGES*            GUARANTEED CHARGES**
  END OF     ACCUMULATED     ----------------------------   --------------------------
  POLICY    AT 5% INTEREST      ACCOUNT          DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR          VALUE          BENEFIT        VALUE         BENEFIT
  -------   --------------   --------------   -----------   ------------   -----------
      1            16,275             6,640     1,000,000          6,355     1,000,000
      2            33,364            19,876     1,000,000         19,276     1,000,000
      3            51,307            34,386     1,000,000         33,438     1,000,000
      4            70,147            50,280     1,000,000         48,948     1,000,000
      5            89,930            67,680     1,000,000         65,923     1,000,000
      6           110,701            88,459     1,000,000         86,232     1,000,000
      7           132,511           111,199     1,000,000        108,453     1,000,000
      8           155,412           136,078     1,000,000        132,757     1,000,000
      9           179,457           163,290     1,000,000        159,332     1,000,000
     10           204,705           193,046     1,00,0000        188,382     1,000,000
     11           231,215           229,559     1,000,000        221,973     1,000,000
     12           259,051           270,036     1,000,000        258,855     1,000,000
     13           288,279           314,910     1,000,000        299,348     1,000,000
     14           318,968           364,656     1,000,000        343,816     1,000,000
     15           351,191           419,812     1,000,000        392,680     1,000,000
     16           385,026           480,980     1,000,000        446,431     1,000,000
     17           420,552           548,784     1,035,877        505,661     1,000,000
     18           457,855           623,886     1,140,111        570,998     1,043,461
     19           497,022           707,036     1,251,892        642,465     1,137,562
     20           538,148           799,101     1,372,056        720,352     1,236,845
     25           724,270         1,424,338     2,126,664      1,221,573     1,823,918
     30         1,014,302         2,435,429     3,251,826      1,951,085     2,605,123



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $9,740.00 IN YEAR ONE AND $23,557.74 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                          ISSUE AGE 55 MALE PREFERRED/
                         ISSUE AGE 50 FEMALE PREFERRED
                           $15,500 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



               PREMIUMS           CURRENT CHARGES*           GUARANTEED CHARGES**
  END OF     ACCUMULATED     --------------------------   --------------------------
  POLICY    AT 5% INTEREST     ACCOUNT         DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR         VALUE         BENEFIT        VALUE         BENEFIT
  -------   --------------   ------------   -----------   ------------   -----------
      1            16,275           6,255***   1,000,000        5,978      1,000,000
      2            33,364          18,372***   1,000,000       17,806      1,000,000
      3            51,307          30,928     1,000,000        30,060      1,000,000
      4            70,147          43,921     1,000,000        42,738      1,000,000
      5            89,930          57,346     1,000,000        55,832      1,000,000
      6           110,701          72,865     1,000,000        71,006      1,000,000
      7           132,511          88,870     1,000,000        86,650      1,000,000
      8           155,412         105,353     1,000,000       102,754      1,000,000
      9           179,457         122,298     1,000,000       119,302      1,000,000
     10           204,705         139,682     1,000,000       136,269      1,000,000
     11           231,215         161,092     1,000,000       155,138      1,000,000
     12           259,051         183,507     1,000,000       174,499      1,000,000
     13           288,279         206,971     1,00,0000       194,304      1,000,000
     14           318,968         231,513     1,000,000       214,486      1,000,000
     15           351,191         257,177     1,000,000       234,972      1,000,000
     16           385,026         284,001     1,000,000       255,679      1,000,000
     17           420,552         311,968     1,000,000       276,521      1,000,000
     18           457,855         341,156     1,000,000       297,403      1,000,000
     19           497,022         371,651     1,000,000       318,228      1,000,000
     20           538,148         403,540     1,000,000       338,875      1,000,000
     25           724,270         583,303     1,000,000       433,159      1,000,000
     30         1,014,302         804,440     1,074,102       486,347      1,000,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $9,355.00 IN YEAR ONE AND $22,053.74 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                          ISSUE AGE 55 MALE PREFERRED/
                         ISSUE AGE 50 FEMALE PREFERRED
                            $15,500 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)



               PREMIUMS           CURRENT CHARGES*           GUARANTEED CHARGES**
  END OF     ACCUMULATED     --------------------------   --------------------------
  POLICY    AT 5% INTEREST     ACCOUNT         DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR         VALUE         BENEFIT        VALUE         BENEFIT
  -------   --------------   ------------   -----------   ------------   -----------
      1            16,275           5,870***   1,000,000        5,602      1,000,000
      2            33,364          16,915***   1,000,000       16,383      1,000,000
      3            51,307          27,697     1,000,000        26,905      1,000,000
      4            70,147          38,198     1,000,000        37,149      1,000,000
      5            89,930          48,396     1,000,000        47,095      1,000,000
      6           110,701          59,867     1,000,000        58,315      1,000,000
      7           132,511          70,960     1,000,000        69,163      1,000,000
      8           155,412          81,648     1,000,000        79,607      1,000,000
      9           179,457          91,897     1,000,000        89,615      1,000,000
     10           204,705         101,661     1,000,000        99,141      1,000,000
     11           231,215         114,217     1,000,000       109,403      1,000,000
     12           259,051         126,576     1,000,000       119,089      1,000,000
     13           288,279         138,728     1,000,000       128,113      1,000,000
     14           318,968         150,646     1,000,000       136,367      1,000,000
     15           351,191         162,318     1,000,000       143,735      1,000,000
     16           385,026         173,717     1,000,000       150,081      1,000,000
     17           420,552         184,749     1,000,000       155,258      1,000,000
     18           457,855         195,427     1,000,000       159,102      1,000,000
     19           497,022         205,760     1,000,000       161,426      1,000,000
     20           538,148         215,757     1,000,000       162,006      1,000,000
     25           724,270         254,025     1,000,000       126,058      1,000,000
     30         1,014,302         261,033     1,000,000            --      1,000,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $8,970.00 IN YEAR ONE AND $20,596.74 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                          ISSUE AGE 55 MALE PREFERRED/
                         ISSUE AGE 50 FEMALE PREFERRED
                            $7,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



               PREMIUMS           CURRENT CHARGES*            GUARANTEED CHARGES**
  END OF     ACCUMULATED     ---------------------------   --------------------------
  POLICY    AT 5% INTEREST      ACCOUNT         DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR          VALUE         BENEFIT        VALUE         BENEFIT
  -------   --------------   -------------   -----------   ------------   -----------
      1             7,875            3,573***   1,000,000        3,209      1,000,000
      2            16,144            9,606***   1,000,000        8,839      1,000,000
      3            24,826           16,159     1,000,000        14,948      1,000,000
      4            33,942           23,263     1,000,000        21,561      1,000,000
      5            43,514           30,948     1,000,000        28,703      1,000,000
      6            53,565           40,441     1,000,000        37,596      1,000,000
      7            64,118           50,696     1,000,000        47,187      1,000,000
      8            75,199           61,757     1,000,000        57,513      1,000,000
      9            86,834           73,665     1,000,000        68,608      1,000,000
     10            99,051           86,455     1,000,000        80,495      1,000,000
     11           111,878          102,890     1,000,000        93,739      1,000,000
     12           125,347          121,037     1,000,000       107,884      1,000,000
     13           139,490          141,092     1,000,000       122,975      1,000,000
     14           154,339          163,237     1,000,000       139,008      1,000,000
     15           169,931          187,692     1,000,000       155,974      1,000,000
     16           186,303          214,688     1,000,000       173,851      1,000,000
     17           203,493          244,419     1,000,000       192,620      1,000,000
     18           221,543          277,214     1,000,000       212,251      1,000,000
     19           240,495          313,440     1,000,000       232,717      1,000,000
     20           260,394          353,506     1,000,000       253,970      1,000,000
     25           350,453          623,999     1,000,000       368,547      1,000,000
     30           490,791        1,068,158     1,426,222       482,460      1,000,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $4,210.50 IN YEAR ONE AND $9,606.00 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                          ISSUE AGE 55 MALE PREFERRED/
                         ISSUE AGE 50 FEMALE PREFERRED
                            $7,500 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



               PREMIUMS           CURRENT CHARGES*           GUARANTEED CHARGES**
  END OF     ACCUMULATED     --------------------------   --------------------------
  POLICY    AT 5% INTEREST     ACCOUNT         DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR         VALUE         BENEFIT        VALUE         BENEFIT
  -------   --------------   ------------   -----------   ------------   -----------
      1             7,875           3,353***   1,000,000        3,000      1,000,000
      2            16,144           8,828***   1,000,000        8,105      1,000,000
      3            24,826          14,443     1,000,000        13,334      1,000,000
      4            33,942          20,181     1,000,000        18,669      1,000,000
      5            43,514          26,019     1,000,000        24,084      1,000,000
      6            53,565          33,084     1,000,000        30,709      1,000,000
      7            64,118          40,242     1,000,000        37,405      1,000,000
      8            75,199          47,458     1,000,000        44,137      1,000,000
      9            86,834          54,690     1,000,000        50,862      1,000,000
     10            99,051          61,881     1,000,000        57,520      1,000,000
     11           111,878          71,654     1,000,000        64,553      1,000,000
     12           125,347          81,778     1,000,000        71,387      1,000,000
     13           139,490          92,254     1,000,000        77,907      1,000,000
     14           154,339         103,074     1,000,000        83,972      1,000,000
     15           169,931         114,290     1,000,000        89,420      1,000,000
     16           186,303         125,893     1,000,000        94,061      1,000,000
     17           203,493         137,796     1,000,000        97,682      1,000,000
     18           221,543         150,025     1,000,000       100,045      1,000,000
     19           240,495         162,605     1,000,000       100,864      1,000,000
     20           260,394         175,563     1,000,000        99,788      1,000,000
     25           350,453         238,152     1,000,000        46,648      1,000,000
     30           490,791         283,875     1,000,000            --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $3,990.50 IN YEAR ONE AND $8,828.00 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                          ISSUE AGE 55 MALE PREFERRED/
                         ISSUE AGE 50 FEMALE PREFERRED
                            $7,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)



               PREMIUMS          CURRENT CHARGES*           GUARANTEED CHARGES**
  END OF     ACCUMULATED     -------------------------   --------------------------
  POLICY    AT 5% INTEREST     ACCOUNT        DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR         VALUE        BENEFIT        VALUE         BENEFIT
  -------   --------------   -----------   -----------   ------------   -----------
      1             7,875          3,133***   1,000,000        2,791      1,000,000
      2            16,144          8,078***   1,000,000        7,398      1,000,000
      3            24,826         12,848     1,000,000        11,835      1,000,000
      4            33,942         17,422     1,000,000        16,082      1,000,000
      5            43,514         21,776     1,000,000        20,113      1,000,000
      6            53,565         26,993     1,000,000        25,011      1,000,000
      7            64,118         31,913     1,000,000        29,616      1,000,000
      8            75,199         36,502     1,000,000        33,894      1,000,000
      9            86,834         40,719     1,000,000        37,803      1,000,000
     10            99,051         44,509     1,000,000        41,288      1,000,000
     11           111,878         50,444     1,000,000        44,770      1,000,000
     12           125,347         56,205     1,000,000        47,681      1,000,000
     13           139,490         61,778     1,000,000        49,921      1,000,000
     14           154,339         67,136     1,000,000        51,365      1,000,000
     15           169,931         72,260     1,000,000        51,873      1,000,000
     16           186,303         77,119     1,000,000        51,281      1,000,000
     17           203,493         81,608     1,000,000        49,414      1,000,000
     18           221,543         85,734     1,000,000        46,065      1,000,000
     19           240,495         89,507     1,000,000        41,005      1,000,000
     20           260,394         92,931     1,000,000        33,954      1,000,000
     25           350,453         95,700     1,000,000            --             --
     30           490,791         55,227     1,000,000            --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $3,770.50 IN YEAR ONE AND $8,078.00 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                          ISSUE AGE 65 MALE PREFERRED/
                         ISSUE AGE 65 FEMALE PREFERRED
                           $27,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



               PREMIUMS            CURRENT CHARGES*            GUARANTEED CHARGES**
  END OF     ACCUMULATED     ----------------------------   --------------------------
  POLICY    AT 5% INTEREST      ACCOUNT          DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR          VALUE          BENEFIT        VALUE         BENEFIT
  -------   --------------   --------------   -----------   ------------   -----------
      1            28,350            12,929***   1,000,000        12,643     1,000,000
      2            58,118            36,326***   1,000,000        35,725     1,000,000
      3            89,373            61,279     1,000,000         60,329     1,000,000
      4           122,192            87,821     1,000,000         86,483     1,000,000
      5           156,652           115,976     1,000,000        114,207     1,000,000
      6           192,834           148,056     1,000,000        145,804     1,000,000
      7           230,826           181,978     1,000,000        179,186     1,000,000
      8           270,717           225,670     1,000,000        214,301     1,000,000
      9           312,603           273,714     1,000,000        251,078     1,000,000
     10           356,583           326,531     1,000,000        289,476     1,000,000
     11           402,762           388,547     1,000,000        332,772     1,000,000
     12           451,251           457,159     1,000,000        378,477     1,000,000
     13           502,163           533,085     1,000,000        427,000     1,000,000
     14           555,621           617,128     1,000,000        478,929     1,000,000
     15           611,752           710,397     1,000,000        535,056     1,000,000
     16           670,690           813,544     1,094,278        596,446     1,000,000
     17           732,574           926,834     1,220,014        664,590     1,000,000
     18           797,553         1,051,293     1,356,091        741,634     1,000,000
     19           865,781         1,188,074     1,503,895        829,591     1,050,118
     20           937,420         1,338,460     1,664,945        924,255     1,149,704
     25         1,261,632         2,336,059     2,710,973      1,504,229     1,745,643
     30         1,766,849         3,916,137     4,291,618      2,332,386     2,556,016



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $17,601.04 IN YEAR ONE AND $40,379.99 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                          ISSUE AGE 65 MALE PREFERRED/
                         ISSUE AGE 65 FEMALE PREFERRED
                           $27,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



               PREMIUMS            CURRENT CHARGES*            GUARANTEED CHARGES**
  END OF     ACCUMULATED     ----------------------------   --------------------------
  POLICY    AT 5% INTEREST      ACCOUNT          DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR          VALUE          BENEFIT        VALUE         BENEFIT
  -------   --------------   --------------   -----------   ------------   -----------
      1            28,350            12,197***   1,000,000       11,920      1,000,000
      2            58,118            33,549***   1,000,000       32,983      1,000,000
      3            89,373            54,992     1,000,000        54,123      1,000,000
      4           122,192            76,395     1,000,000        75,206      1,000,000
      5           156,652            97,597     1,000,000        96,074      1,000,000
      6           192,834           120,602     1,000,000       118,723      1,000,000
      7           230,826           143,053     1,000,000       140,797      1,000,000
      8           270,717           172,784     1,000,000       161,952      1,000,000
      9           312,603           203,617     1,000,000       181,771      1,000,000
     10           356,583           235,548     1,000,000       199,788      1,000,000
     11           402,762           271,759     1,000,000       218,186      1,000,000
     12           451,251           309,412     1,000,000       234,026      1,000,000
     13           502,163           348,475     1,000,000       246,774      1,000,000
     14           555,621           388,842     1,000,000       255,798      1,000,000
     15           611,752           430,594     1,000,000       260,268      1,000,000
     16           670,690           473,134     1,000,000       259,047      1,000,000
     17           732,574           516,297     1,000,000       250,589      1,000,000
     18           797,553           560,462     1,000,000       232,792      1,000,000
     19           865,781           606,045     1,000,000       202,903      1,000,000
     20           937,420           653,511     1,000,000       157,330      1,000,000
     25         1,261,632           930,954     1,080,363            --             --
     30         1,766,849         1,273,986     1,396,136            --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $16,869.04 IN YEAR ONE AND $37,602.99 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                          ISSUE AGE 65 MALE PREFERRED/
                         ISSUE AGE 65 FEMALE PREFERRED
                           $27,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)



               PREMIUMS           CURRENT CHARGES*           GUARANTEED CHARGES**
  END OF     ACCUMULATED     --------------------------   --------------------------
  POLICY    AT 5% INTEREST     ACCOUNT         DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR         VALUE         BENEFIT        VALUE         BENEFIT
  -------   --------------   ------------   -----------   ------------   -----------
      1            28,350          11,466***   1,000,000       11,198      1,000,000
      2            58,118          30,861***   1,000,000       30,329      1,000,000
      3            89,373          49,126     1,000,000        48,333      1,000,000
      4           122,192          66,137     1,000,000        65,084      1,000,000
      5           156,652          81,744     1,000,000        80,434      1,000,000
      6           192,834          97,856     1,000,000        96,289      1,000,000
      7           230,826         112,101     1,000,000       110,276      1,000,000
      8           270,717         132,396     1,000,000       122,059      1,000,000
      9           312,603         152,149     1,000,000       131,221      1,000,000
     10           356,583         171,303     1,000,000       137,295      1,000,000
     11           402,762         192,429     1,000,000       142,036      1,000,000
     12           451,251         212,893     1,000,000       142,668      1,000,000
     13           502,163         232,548     1,000,000       138,587      1,000,000
     14           555,621         251,140     1,000,000       129,061      1,000,000
     15           611,752         268,599     1,000,000       113,113      1,000,000
     16           670,690         283,955     1,000,000        89,401      1,000,000
     17           732,574         296,658     1,000,000        56,140      1,000,000
     18           797,553         306,796     1,000,000        10,933      1,000,000
     19           865,781         314,429     1,000,000            --             --
     20           937,420         319,587     1,000,000            --             --
     25         1,261,632         262,720     1,000,000            --             --
     30         1,766,849              --            --            --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $16,138.04 IN YEAR ONE AND $34,914.99 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                          ISSUE AGE 65 MALE PREFERRED/
                         ISSUE AGE 65 FEMALE PREFERRED
                           $21,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



               PREMIUMS            CURRENT CHARGES*            GUARANTEED CHARGES**
  END OF     ACCUMULATED     ----------------------------   --------------------------
  POLICY    AT 5% INTEREST      ACCOUNT          DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR          VALUE          BENEFIT        VALUE         BENEFIT
  -------   --------------   --------------   -----------   ------------   -----------
      1            22,575            12,091***   1,000,000       11,727      1,000,000
      2            46,279            30,919***   1,000,000       30,151      1,000,000
      3            71,168            50,812     1,000,000        49,598      1,000,000
      4            97,301            71,737     1,000,000        70,028      1,000,000
      5           124,741            93,643     1,000,000        91,383      1,000,000
      6           153,553           118,222     1,000,000       115,345      1,000,000
      7           183,806           143,737     1,000,000       140,170      1,000,000
      8           215,571           178,412     1,000,000       165,644      1,000,000
      9           248,925           216,474     1,000,000       191,489      1,000,000
     10           283,946           258,229     1,000,000       217,393      1,000,000
     11           320,718           306,799     1,000,000       245,176      1,000,000
     12           359,329           360,386     1,000,000       272,793      1,000,000
     13           399,871           419,485     1,000,000       300,025      1,000,000
     14           442,439           484,607     1,000,000       326,642      1,000,000
     15           487,136           556,543     1,000,000       352,340      1,000,000
     16           534,068           635,594     1,000,000       376,689      1,000,000
     17           583,346           722,891     1,000,000       399,100      1,000,000
     18           635,089           819,948     1,057,673       418,793      1,000,000
     19           689,418           926,790     1,173,156       434,828      1,000,000
     20           746,464         1,044,229     1,298,943       446,094      1,000,000
     25         1,004,633         1,822,499     2,114,992       357,400      1,000,000
     30         1,406,935         3,053,019     3,345,743            --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $13,918.50 IN YEAR ONE AND $30,919.00 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                          ISSUE AGE 65 MALE PREFERRED/
                         ISSUE AGE 65 FEMALE PREFERRED
                           $21,500 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



               PREMIUMS          CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF     ACCUMULATED     ------------------------   --------------------------
  POLICY    AT 5% INTEREST    ACCOUNT        DEATH        ACCOUNT         DEATH
   YEAR        PER YEAR        VALUE        BENEFIT        VALUE         BENEFIT
  -------   --------------   ----------   -----------   ------------   -----------
      1            22,575        11,405***   1,000,000       11,051      1,000,000
      2            46,279        28,481***   1,000,000       27,757      1,000,000
      3            71,168        45,444     1,000,000        44,333      1,000,000
      4            97,301        62,141     1,000,000        60,623      1,000,000
      5           124,741        78,388     1,000,000        76,441      1,000,000
      6           153,553        95,659     1,000,000        93,259      1,000,000
      7           183,806       112,024     1,000,000       109,141      1,000,000
      8           215,571       135,613     1,000,000       123,685      1,000,000
      9           248,925       160,011     1,000,000       136,391      1,000,000
     10           283,946       185,193     1,000,000       146,686      1,000,000
     11           320,718       213,309     1,000,000       155,665      1,000,000
     12           359,329       242,397     1,000,000       161,056      1,000,000
     13           399,871       272,371     1,000,000       162,087      1,000,000
     14           442,439       303,046     1,000,000       157,820      1,000,000
     15           487,136       334,429     1,000,000       147,022      1,000,000
     16           534,068       365,527     1,000,000       128,010      1,000,000
     17           583,346       396,044     1,000,000        98,492      1,000,000
     18           635,089       426,189     1,000,000        55,384      1,000,000
     19           689,418       456,183     1,000,000            --             --
     20           746,464       486,258     1,000,000            --             --
     25         1,004,633       628,972     1,000,000            --             --
     30         1,406,935       781,318     1,000,000            --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $13,232.50 IN YEAR ONE AND $28,481.00 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                          ISSUE AGE 65 MALE PREFERRED/
                         ISSUE AGE 65 FEMALE PREFERRED
                           $21,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)



               PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF     ACCUMULATED     --------------------------   ------------------------
  POLICY    AT 5% INTEREST     ACCOUNT         DEATH       ACCOUNT        DEATH
   YEAR        PER YEAR         VALUE         BENEFIT       VALUE        BENEFIT
  -------   --------------   ------------   -----------   ----------   -----------
      1            22,575          10,719***   1,000,000     10,377      1,000,000
      2            46,279          26,126***   1,000,000     25,446      1,000,000
      3            71,168          40,451     1,000,000      39,437      1,000,000
      4            97,301          53,558     1,000,000      52,213      1,000,000
      5           124,741          65,286     1,000,000      63,612      1,000,000
      6           153,553          77,062     1,000,000      75,059      1,000,000
      7           183,806          86,959     1,000,000      84,627      1,000,000
      8           215,571         103,147     1,000,000      91,949      1,000,000
      9           248,925         118,841     1,000,000      96,569      1,000,000
     10           283,946         133,976     1,000,000      97,966      1,000,000
     11           320,718         150,242     1,000,000      97,002      1,000,000
     12           359,329         165,851     1,000,000      91,627      1,000,000
     13           399,871         180,638     1,000,000      81,146      1,000,000
     14           442,439         194,317     1,000,000      64,731      1,000,000
     15           487,136         206,797     1,000,000      41,283      1,000,000
     16           534,068         216,795     1,000,000       9,279      1,000,000
     17           583,346         223,785     1,000,000          --             --
     18           635,089         226,911     1,000,000          --             --
     19           689,418         226,650     1,000,000          --             --
     20           746,464         223,137     1,000,000          --             --
     25         1,004,633         113,345     1,000,000          --             --
     30         1,406,935              --            --          --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $12,546.50 IN YEAR ONE AND $26,126.00 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              45
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company and Subsidiaries:



We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



As discussed in Note 2 of Notes to Consolidated Financial Statements, Hartford Life Insurance Company adopted a new accounting standard promulgated by the Financial Accounting Standards Board, changing its method of accounting, as of January 1, 1994, for debt and equity securities.



Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

46                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME


                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1996     1995     1994
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,705   $1,487   $1,100
   Net investment income...........................    1,397    1,328    1,292
   Net realized capital (losses) gains.............     (213)     (11)       7
                                                      ------   ------   ------
     Total Revenues................................    2,889    2,804    2,399
                                                      ------   ------   ------
 Benefits, Claims and Expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,535    1,422    1,405
   Amortization of deferred policy acquisition
    costs..........................................      234      199      145
   Dividends to policyholders......................      635      675      419
   Other insurance expenses........................      427      317      227
                                                      ------   ------   ------
     Total Benefits, Claims and Expenses...........    2,831    2,613    2,196
                                                      ------   ------   ------
   Income before income tax expense................       58      191      203
   Income tax expense..............................       20       62       65
                                                      ------   ------   ------
 Net income........................................   $   38   $  129   $  138
                                                      ------   ------   ------
                                                      ------   ------   ------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              47
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS


                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1996      1995
                                                      -------   -------
                                                        (IN MILLIONS
                                                        EXCEPT SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost $13,579 and $14,440).....   $13,624   $14,400
   Equity securities, available for sale, at fair
    value..........................................       119        63
   Policy loans, at outstanding balance............     3,836     3,381
   Mortgage loans, at outstanding balance..........         2       265
   Other investments, at cost......................        54       156
                                                      -------   -------
     Total investments.............................    17,635    18,265
   Cash............................................        43        46
   Premiums and amounts receivable.................       137       165
   Accrued investment income.......................       407       394
   Reinsurance recoverable.........................     6,066     6,221
   Deferred policy acquisition costs...............     2,760     2,188
   Deferred income tax.............................       474       420
   Other assets....................................       357       234
   Separate account assets.........................    49,690    36,264
                                                      -------   -------
     Total assets..................................   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 2,281   $ 2,373
   Other policyholder funds........................    22,134    22,598
   Other liabilities...............................     1,572     1,233
   Separate account liabilities....................    49,690    36,264
                                                      -------   -------
     Total liabilities.............................    75,677    62,468
                                                      -------   -------
 Stockholder's Equity
   Common stock, $5,690 par value, 1,000 shares
    authorized, issued and outstanding.............         6         6
   Capital surplus.................................     1,045     1,007
   Net unrealized capital gain (loss) on
    investments, net of tax........................        30       (57)
   Retained earnings...............................       811       773
                                                      -------   -------
     Total stockholder's equity....................     1,892     1,729
                                                      -------   -------
   Total liabilities and stockholder's equity......   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

48                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                       NET UNREALIZED
                                                                        CAPITAL GAIN
                                                                         (LOSS) ON                       TOTAL
                                            COMMON      CAPITAL         INVESTMENTS,     RETAINED    STOCKHOLDER'S
                                            STOCK       SURPLUS          NET OF TAX      EARNINGS       EQUITY
                                            ------   --------------    --------------    --------    -------------
                                                                        (IN MILLIONS)
 Balance, December 31, 1993..............     $6         $  676            $  (5)          $516         $1,193
   Net income............................     --             --               --            138            138
   Dividends declared on common stock....     --             --               --            (10)           (10)
   Capital contribution..................     --            150               --             --            150
   Change in net unrealized capital loss
    on investments, net of tax(1)........     --             --             (649)            --           (649)
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1994..............      6            826             (654)           644            822
   Net income............................     --             --               --            129            129
   Capital contribution..................     --            181               --             --            181
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --              597             --            597
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1995..............      6          1,007              (57)           773          1,729
   Net income............................     --             --               --             38             38
   Capital contribution..................     --             38               --             --             38
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --               87             --             87
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1996..............     $6         $1,045            $  30           $811         $1,892
                                              --
                                              --
                                                         ------           ------         --------       ------
                                                         ------           ------         --------       ------


------------------------

(1) The 1994 change in net unrealized capital loss on investments, net of tax, includes a gain of $91 due to the adoption of SFAS No. 115 as discussed in
    Note 2(b) of Notes to Consolidated Financial Statements.



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              49
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                            FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------
                                              1996        1995        1994
                                            --------    --------    --------
                                                     (IN MILLIONS)
 Operating Activities
   Net income............................   $     38    $    129    $    138
   Adjustments to net income:
   Net realized capital losses (gains) on
    sale of investments..................        213          11          (7)
   Net amortization of premium on fixed
    maturities...........................         14          21          41
   Increase in deferred income taxes.....       (102)       (172)       (128)
   Increase in deferred policy
    acquisition costs....................       (572)       (379)       (441)
   Decrease (increase) in premiums and
    amounts receivable...................         10         (81)         10
   Increase in accrued investment
    income...............................        (13)        (16)       (106)
   (Increase) decrease in other assets...       (132)       (177)        101
   Decrease (increase) in reinsurance
    recoverable..........................        179         (35)         75
   (Decrease) increase in liability for
    future policy benefits...............        (92)        483         224
   Increase in other liabilities.........        477         281         191
                                            --------    --------    --------
     Cash provided by operating
      activities.........................         20          65          98
                                            --------    --------    --------
 Investing Activities
   Purchases of fixed maturity
    investments..........................     (5,747)     (6,228)     (9,127)
   Sales of fixed maturity investments...      3,459       4,845       5,713
   Maturities and principal paydowns of
    fixed maturity investments...........      2,693       1,741       1,931
   Net purchase of other investments.....       (107)       (871)     (1,338)
   Net sales (purchases) of short-term
    investments..........................         84         (24)        135
                                            --------    --------    --------
     Cash provided by (used for)
      investing activities...............        382        (537)     (2,686)
                                            --------    --------    --------
 Financing Activities
   Capital contribution..................         38          --         150
   Dividends paid........................         --          --         (10)
   Net (disbursements for) receipts from
    investment and universal life-type
    contracts (charged from) credited to
    policyholder accounts................       (443)        498       2,467
                                            --------    --------    --------
     Cash (used for) provided by
      financing activities...............       (405)        498       2,607
                                            --------    --------    --------
   Net (decrease) increase in cash.......         (3)         26          19
   Cash--beginning of year...............         46          20           1
                                            --------    --------    --------
 Cash--end of year.......................   $     43    $     46    $     20
                                            --------    --------    --------
                                            --------    --------    --------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

50                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                 (IN MILLIONS)


---------------------------------------------------

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS


    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"), a direct subsidiary of Hartford Accident and Indemnity Company, an indirect subsidiary of ITT Hartford Group, Inc. ("The Hartford"). Hartford Life was formed on December 13, 1996 and capitalized on December 16, 1996 with the contribution of all the outstanding common stock of HLA. On February 10, 1997, The Hartford, the ultimate parent of Hartford Life, announced its intention to sell up to 20% of Hartford Life during the second quarter of 1997. Management believes that this transaction will not have a material impact on the operations of the Company (See Note 11).



    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation)("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date (the transactions relating to such distribution are referred to herein as the "ITT Spin-off"). As a result of the ITT Spin-off, The Hartford became an independent, publicly traded company.



    The Company is a leading insurance and financial services company which provides: (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as corporate owned life insurance.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES


(A) BASIS OF PRESENTATION



    These financial statements present the financial position, results of operations and cash flows of the Company, and all material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated. The consolidated financial statements are prepared on a basis of generally accepted accounting principles which differ materially from the statutory accounting prescribed by various insurance regulatory authorities.



    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(B) CHANGES IN ACCOUNTING PRINCIPLES



    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This Issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.



    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.



    In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which is effective in 1996. As permitted by SFAS No. 123, the Company continues to measure compensation costs of employee stock option plans (relating to options on common stock of The Hartford) using the intrinsic value method prescribed by Accounting Principles Board Opinion No. 25. As of February 10, 1997, the Company had not adopted an employee stock compensation plan. Certain officers of the Company participate in The Hartford's stock option plan.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              51
--------------------------------------------------------------------------------


    Compensation costs allocated by The Hartford to the Company, as well as pro forma compensation costs as determined under SFAS No. 123, were immaterial to the results of operations for 1996 and 1995.



    Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that securities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the fair value difference from cost, net of tax, impacts stockholder's equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been and continue to be recorded at fair value with the corresponding after-tax impact included in stockholder's equity. Under SFAS No. 115, the Company's fixed maturity investments are classified as "available-for-sale" and, accordingly, these investments are reflected at fair value with the corresponding impact included as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax." As with the underlying investment security, unrealized capital gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91 million. The Company's cash flows were not impacted by this change in accounting principle.



(C) REVENUE RECOGNITION



    Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.



(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS



    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.



(E) DEFERRED POLICY ACQUISITION COSTS



    Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are reestimated and readjusted by a cumulative charge or credit to income.



(F) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES



    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.



(G) FOREIGN CURRENCY TRANSLATION



    Foreign currency translation gains and losses are reflected in stockholder's equity. Balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.



(H) INVESTMENTS



    The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper which are classified as "available-for-sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Policy and mortgage loans are each carried at their outstanding balance which approximates fair value. Investments in partnerships and trusts are carried at cost. Net realized capital gains (losses), after deducting the policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.



    The Company's accounting policy for impairment recognition requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, the Company has established specific criteria to be used in the

52                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


impairment evaluation of an individual portfolio of assets. Specifically, if the asset portfolio is supporting a runoff operation, is forced to be liquidated prior to maturity to meet liability commitments, and has fair value below amortized cost, which will not materially fluctuate as a result of future interest rate changes, then an other than temporary impairment condition has been determined to have occurred. Each individual security within that portfolio is evaluated to determine whether or not it is impaired. Once an impairment charge has been recorded, the Company then continues to review the individual impaired securities for appropriate valuation on an ongoing basis.



    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's closed block of guaranteed rate contracts ("Closed Book GRC") were impaired. With the initiation of certain hedge transactions, which eliminated the possibility that the fair value of the Closed Book GRC investments would recover to their current amortized cost, an other than temporary impairment loss of $88 after tax was determined to have occurred and was recorded.



(I) DERIVATIVE FINANCIAL INSTRUMENTS



    The Company uses a variety of derivative financial instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's accounting for derivative financial instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts," SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options", and various EITF pronouncements. Written options are, in all cases, used in conjunction with other assets and derivatives as part of the Company's asset/liability management strategies. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivatives used to hedge fixed maturities or equities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivatives used to hedge other invested assets or liabilities are carried at cost.



    Derivatives must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivatives used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Interest rate swaps are the primary type of derivatives used to convert London interbank offered quotations for U.S. dollar deposits ("LIBOR") based variable rate instruments to fixed rate instruments. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Derivatives which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.



    Gains or losses on financial futures contracts entered into in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the futures contracts are closed, except for futures used in duration hedging which are deferred and are adjusted into the cost basis on a quarterly basis. The adjustments to the cost basis are amortized into investment income over the remaining asset life.



    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.



    The cost of purchased options and/or premiums received on covered written options, entered into as part of an asset/liability management strategy, is/are adjusted into the cost basis of the underlying asset or liability and amortized over the remaining life of the hedge. Gains or losses on expiration or termination of the hedge are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life. The Company had no written options as of December 31, 1996 and 1995.



    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (an "anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized gain or loss.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              53
--------------------------------------------------------------------------------


    Premiums paid on purchased floor or cap agreements and the premium received on issued floor or cap agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.


    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52.



(J) RELATED PARTY TRANSACTIONS


    Transactions of the Company with HLA and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by Hartford Fire Insurance Company, an indirect subsidiary of The Hartford ("Hartford Fire"). Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on the type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by Hartford Fire were $40, $45 and $41 in 1996, 1995 and 1994, respectively. Management of the Company believes that the methods used are reasonable. In addition, the Company was charged its share of costs allocated to The Hartford by ITT prior to the ITT Spin-off, which were immaterial in 1995 and 1994. The Company had a receivable from The Hartford of $1 and a payable to The Hartford of $2 at December 31, 1996 and 1995, respectively.



    In 1996, the Company ceded approximately $33.3 billion of group life insurance in force and $318 million of disability premium to HLA and assumed $8.5 billion of individual life insurance in force from HLA.


    On June 30, 1995, the ownership of ITT Lyndon Insurance Company was transferred to the Company via a capital contribution of $181 million, representing the net assets of the company. Also, in 1996, the Company received a capital contribution of $37.5 million from its parent HLA.


(K) DIVIDENDS TO POLICYHOLDERS



    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 44%, 41%, and 43% in 1996, 1995, and 1994, respectively, of total life insurance in force.



---------------------------------------------------

 3. INVESTMENTS


(A) COMPONENTS OF NET INVESTMENT INCOME



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Interest income................  $   1,452  $   1,338  $   1,247
(Losses) income from other
 investments...................        (42)         1         54
                                 ---------  ---------  ---------
Gross investment income........      1,410      1,339      1,301
Less: Investment expenses......         13         11          9
                                 ---------  ---------  ---------
Net investment income..........  $   1,397  $   1,328  $   1,292
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Fixed maturities...............  $    (201) $      23  $     (34)
Equity securities..............          2         (6)       (11)
Real estate and other..........         (4)       (25)        47
Less: (Increase) decrease in
 liability to policyholders for
 realized capital gains
 (losses)......................        (10)        (3)         5
                                 ---------  ---------  ---------
Net realized capital (losses)
 gains.........................  $    (213) $     (11) $       7
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES



                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                      1996         1995        1994
                                      -----        -----     ---------
Gross unrealized gains...........   $      13    $       4   $       2
Gross unrealized losses..........          (1)          (2)        (11)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses)........................          12            2          (9)
Deferred income tax liability
 (asset).........................           4            1          (3)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses), after tax.............           8            1          (6)
Balance beginning of year........           1           (6)         (5)
                                          ---          ---   ---------
Change in net unrealized capital
 gains (losses) on investments...   $       7    $       7   $      (1)
                                          ---          ---   ---------
                                          ---          ---   ---------

54                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES


                                                                                                             YEAR ENDED DECEMBER
                                                                                                                     31,
                                                                                                             --------------------
                                                                                                               1996       1995
                                                                                                             ---------  ---------
Gross unrealized gains.....................................................................................  $     386  $     529
Gross unrealized losses....................................................................................       (341)      (569)
Unrealized (gains) losses credited to policyholders........................................................        (11)       (52)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses)......................................................................         34        (92)
Deferred income tax liability (asset)......................................................................         12        (34)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses), after tax...........................................................         22        (58)
Balance beginning of year..................................................................................        (58)      (648)
                                                                                                             ---------  ---------
Change in net unrealized capital gains (losses) on investments.............................................  $      80  $     590
                                                                                                             ---------  ---------
                                                                                                             ---------  ---------


                                                                                                               1994
                                                                                                             ---------
Gross unrealized gains.....................................................................................  $     150
Gross unrealized losses....................................................................................     (1,185)
Unrealized (gains) losses credited to policyholders........................................................         37
                                                                                                             ---------
Net unrealized capital gains (losses)......................................................................       (998)
Deferred income tax liability (asset)......................................................................       (350)
                                                                                                             ---------
Net unrealized capital gains (losses), after tax...........................................................       (648)
Balance beginning of year..................................................................................        161
                                                                                                             ---------
Change in net unrealized capital gains (losses) on investments.............................................  $    (809)
                                                                                                             ---------
                                                                                                             ---------



(E) COMPONENTS OF FIXED MATURITIES INVESTMENTS


                                                                                                     AS OF DECEMBER 31, 1996
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     166   $      12  $      (3)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       1,970         161       (128)
States, municipalities and political subdivisions.............................................         373           6        (11)
International governments.....................................................................         281          12         (4)
Public utilities..............................................................................         877          12         (8)
All other corporate including international...................................................       4,656         120       (107)
All other corporate--asset-backed.............................................................       3,601          49        (59)
Short-term investments........................................................................       1,655          14        (21)
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  13,579   $     386  $    (341)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                     AS OF DECEMBER 31, 1995
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     502   $       4  $      (9)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       3,568         210       (387)
States, municipalities and political subdivisions.............................................         201           4         (3)
International governments.....................................................................         291          19         (4)
Public utilities..............................................................................         949          29         (2)
All other corporate including international...................................................       3,065          76        (55)
All other corporate--asset-backed.............................................................       5,056         187       (109)
Short-term investments........................................................................         808          --         --
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  14,440   $     529  $    (569)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     175
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      2,003
States, municipalities and political subdivisions.............................................        368
International governments.....................................................................        289
Public utilities..............................................................................        881
All other corporate including international...................................................      4,669
All other corporate--asset-backed.............................................................      3,591
Short-term investments........................................................................      1,648
                                                                                                ---------
    Total fixed maturities....................................................................  $  13,624
                                                                                                ---------
                                                                                                ---------

                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     497
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      3,391
States, municipalities and political subdivisions.............................................        202
International governments.....................................................................        306
Public utilities..............................................................................        976
All other corporate including international...................................................      3,086
All other corporate--asset-backed.............................................................      5,134
Short-term investments........................................................................        808
                                                                                                ---------
    Total fixed maturities....................................................................  $  14,400
                                                                                                ---------
                                                                                                ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              55
--------------------------------------------------------------------------------


    The amortized cost and fair value of fixed maturities at December 31, 1996, by maturity, are shown below. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of such securities. These estimates are developed using prepayment speeds reported in broker consensus data and can be expected to vary from actual experience. Expected maturities differ from contractual maturities due to call or prepayment provisions.



         MATURITY           AMORTIZED COST  FAIR VALUE
--------------------------  --------------  -----------
One year or less..........    $    2,632     $   2,642
Over one year through five
 years....................         5,871         5,928
Over five years through
 ten years................         3,320         3,311
Over ten years............         1,756         1,743
                                 -------    -----------
    Total.................    $   13,579     $  13,624
                                 -------    -----------
                                 -------    -----------



    Sales of fixed maturities excluding short-term fixed maturities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $3,459, $4,848 and $5,708, respectively, resulting in gross realized capital gains of $87, $91 and $71, respectively, and gross realized capital losses (including investment writedowns) of $298, $72 and $100, respectively, not including policyholder gains and losses. Sales of equity securities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $74, $64 and $159, respectively, resulting in gross realized capital gains of $2, $28 and $3, respectively, and gross realized capital losses of $0, $59 and $14, respectively, not including policyholder gains and losses.



(F) CONCENTRATION OF CREDIT RISK



    As of December 31, 1996, the Company had a reinsurance recoverable of $3.8 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $3.8 billion (including policy loans of $3.3 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk in fixed maturities.



(G) DERIVATIVE INVESTMENTS



    Derivatives play an important role in facilitating the management of interest rate risk, creating opportunities to fund product obligations hedging against indexation risks that affect the value of certain liabilities and adjusting broad investment risk characteristics when dictated by significant changes in market risks. As an end user of derivatives, the Company uses a variety of derivative financial instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options in order to hedge exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The notional amounts of derivative contracts represent the basis upon which pay and receive amounts are calculated and are not reflective of credit risk for derivative contracts. Credit risk for derivative contracts is limited to the amounts calculated to be due to the Company on such contracts. The Company believes it maintains prudent policies regarding the financial stability and credit standing of its major counterparties and typically requires credit enhancement provisions to further limit its credit risk. Many of these derivative contracts are bilateral agreements that are not assignable without the consent of the relevant counterparty. Notional amounts pertaining to derivative financial instruments totaled $9.9 billion and $8.8 billion at December 31, 1996 and 1995, respectively ($7.4 billion and $7.1 billion related to life insurance investments and $2.5 billion and $1.7 billion related to life insurance liabilities at December 31, 1996 and 1995, respectively).

56                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The following table summarizes the Company's derivatives, segregated by major categories, as of December 31, 1996 and 1995:


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1996                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,242   $     500    $   2,454     $      --
Inverse floaters(a).....................................................        352          98          856            --
Anticipatory(g).........................................................         --          --           --           132
Other bonds and notes...................................................      7,369         425          440             5
Short-term investments..................................................        661          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     13,624       1,023        3,750           137
Equity securities, policy loans and other investments...................      4,011          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  17,635   $   1,023    $   3,750     $     137
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (10)   $      35     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1995                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,764   $     118    $   3,133     $     322
Inverse floaters(a).....................................................        711         560          354             6
Anticipatory(g).........................................................         --          --           --           213
Other bonds and notes...................................................      7,118          33           66           322
Short-term investments..................................................        807          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     14,400         711        3,553           863
Equity securities, policy loans and other investments...................      3,865          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  18,265   $     711    $   3,553     $     863
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (32)   $      46     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1996                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     941    $      --    $   3,895
Inverse floaters(a).....................................................         346           --        1,300
Anticipatory(g).........................................................          --           --          132
Other bonds and notes...................................................       1,079          125        2,074
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       2,366          125        7,401
Equity securities, policy loans and other investments...................          19           --           19
                                                                          -----------       -----   -----------
    Total investments...................................................   $   2,385    $     125    $   7,420
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $     (25)   $      (9)   $      (9)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------

                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1995                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     290    $      --    $   3,863
Inverse floaters(a).....................................................         681           --        1,601
Anticipatory(g).........................................................          25           --          238
Other bonds and notes...................................................         757          187        1,365
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       1,753          187        7,067
Equity securities, policy loans and other investments...................          18           --           18
                                                                          -----------       -----   -----------
    Total investments...................................................   $   1,771    $     187    $   7,085
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $    (108)   $     (24)   $    (118)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------


------------------------

(a) Inverse floaters are variations of collateralized mortgage obligations ("CMOs") for which the coupon rates move inversely with an index rate such as LIBOR. The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and purchased caps and floors.


(b) The fair value of derivative instruments including swaps, caps, floors, futures, options and forward commitments, was determined using a pricing model which is validated through quarterly comparison to dealer quoted market prices, for 1996 and dealer quoted prices for 1995.


(c) The 1996 data includes issued caps of $433 with a weighted average strike rate of 8.21% (ranging from 7.0% to 9.5%) and over 93% maturing in 2000 through 2005. In addition, issued floors totaled $590, had a weighted average strike rate of 5.17% (ranging from 5.00% to 7.85%) with all of them maturing by the end of 2005. The 1995 data includes issued caps of $475 with a weighted average strike rate of 8.5% (ranging from 7.0% to 10.4%) and over 85% maturing in 2000 through 2004. In addition, issued floors totaled $236, had a weighted average strike rate of 8.1% (ranging from 5.3% to 10.9%) and mature through 2007, with 76% maturing by 2004.


(d) The 1996 data includes purchased floors of $2.4 billion and purchased caps of $1.3 billion. The floors had a weighted average strike rate of 5.84% (ranging from 3.70% to 7.85%) and over 87% mature in 1997 through 1999. The options mature in 1997. The caps had a weighted average strike rate of 7.59% (ranging from 4.40% to 10.125%) and over 76% mature in 1997 through 2001. The 1995 data includes purchased floors of $1.8 billion and purchased caps of $1.7 billion. The floors had a weighted average strike price of 5.8% (ranging from 3.7% to 6.8%) and over 85% mature in 1997 through 1999. The caps had a weighted average strike price of 7.5% (ranging from 4.5% and 10.1%) and over 82% mature in 1997 through 1999.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              57
--------------------------------------------------------------------------------


(e) As of December 31, 1996 and 1995, over 39% and 95%, respectively, of the notional futures contracts, expire within one year.


(f) As of December 31, 1996 and 1995, over 42% and 25%, respectively, of the Company's foreign currency swaps, expire within one year; the balance mature over the succeeding 4 to 5 years.


(g) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1996, the Company had $1 million in net deferred gains for futures, interest rate swaps and purchased options. The Company expects to basis adjust $1 million of the deferred gains in 1997. At December 31, 1995, the Company had $5.3 million in net deferred gains for futures, interest rate swaps and purchased options.


(h) The following table summarizes the maturities by notional value of interest rate swaps outstanding at December 31, 1996 and 1995, and the related weighted average interest pay rate or receive rate. The variable rates represent spot rates (primarily 90 day LIBOR), as of December 31, 1996 and 1995. Such variable rates have been calculated assuming that the spot rates remain unchanged throughout the life of the interest rate swaps.


1996                                                             1997         1998         1999         2000         2001
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $--         $50          $125          $35         $125
    Weighted Average Pay Rate                                         --          5.7 %        5.9 %        5.5 %        5.5%
    Weighted Average Receive Rate                                     --          3.2 %         --          6.5 %        6.4%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $86          $25         $486          $74         $582
    Weighted Average Pay Rate                                        7.5 %         --          6.4 %        6.7 %        7.0%
    Weighted Average Receive Rate                                    5.6 %         --          5.6 %        5.7 %        6.2%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $19          $15          $--         $200          $--
    Weighted Average Pay Rate                                        5.9 %        5.7 %         --          6.4 %         --
    Weighted Average Receive Rate                                    3.7 %        5.5 %         --          5.0 %         --
    Total Interest Rate Swaps                                       $105          $90         $611         $309         $707
    Total Weighted Average Pay Rate                                  7.2 %        5.7 %        6.3 %        6.4 %        6.7%
    Total Weighted Average Receive Rate                              5.2 %        3.8 %        4.3 %        5.4 %        6.3%


1995                                                             1996         1997         1998         1999         2000
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                  $15           $50          $--         $453          $31
    Weighted Average Pay Rate                                        5.0 %        7.2 %         --          8.1 %        7.1%
    Weighted Average Receive Rate                                    5.8 %        5.9 %         --          5.8 %        5.7%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                  $100          $68          $25          $25          $35
    Weighted Average Pay Rate                                        5.9 %        8.6 %        5.9 %         --          5.9%
    Weighted Average Receive Rate                                    2.4 %        7.9 %        4.0 %         --          6.5%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $50          $18          $36          $12         $200
    Weighted Average Pay Rate                                        5.8 %         --          3.7 %        3.5 %        4.5%
    Weighted Average Receive Rate                                    5.4 %         --          5.6 %        5.2 %        6.8%
    Total Interest Rate Swaps                                       $165         $136          $61         $490         $266
    Total Weighted Average Pay Rate                                  5.8 %        7.8 %        4.6 %        7.6 %        5.0%
    Total Weighted Average Receive Rate                              3.6 %        7.2 %        4.9 %        5.4 %        6.6%

                                                                                            LATEST
1996                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $170          $505         2003
    Weighted Average Pay Rate                                         5.7  %        5.7 %
    Weighted Average Receive Rate                                     6.9  %        4.7 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $349        $1,602         2007
    Weighted Average Pay Rate                                         6.9  %        6.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                    $44          $278         2003
    Weighted Average Pay Rate                                        12.9  %        7.4 %
    Weighted Average Receive Rate                                     6.4  %        5.2 %
    Total Interest Rate Swaps                                        $563        $2,385         2007
    Total Weighted Average Pay Rate                                   7.0  %        6.6 %
    Total Weighted Average Receive Rate                               6.3  %        5.5 %
                                                                                            LATEST
1995                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $229          $778         2004
    Weighted Average Pay Rate                                         7.8  %        7.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $190          $443         2007
    Weighted Average Pay Rate                                         5.4  %        5.4 %
    Weighted Average Receive Rate                                     6.9  %        6.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $234          $550         2004
    Weighted Average Pay Rate                                        16.3  %        5.7 %
    Weighted Average Receive Rate                                     5.9  %        6.4 %
    Total Interest Rate Swaps                                        $653        $1,771         2007
    Total Weighted Average Pay Rate                                   7.3  %        6.9 %
    Total Weighted Average Receive Rate                               6.3  %        5.8 %



    In addition, interest rate sensitivity related to certain Company insurance liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another was $2.4 billion and $1.7 billion at December 31, 1996 and 1995, respectively. As of December 31, 1996, the weighted average pay rate was 5.6% and the weighted average receive rate was 6.5%. These agreements mature at various times through 2001.

58                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    A reconciliation between notional amounts at December 31, 1995 and 1996 by derivative type and strategy is as follows:


                                                                                        BY DERIVATIVE TYPE
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Caps.....................................................................      $   2,184       $   1,286     $   1,715
Floors...................................................................          2,180           2,053         1,065
Options..................................................................             --              10            --
Swaps/Forwards...........................................................          3,566           3,989         2,694
Futures..................................................................            863           2,092         2,818
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                                            BY STRATEGY
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Liability................................................................      $   1,708       $   1,940     $   1,137
Anticipatory.............................................................            238             516           622
Asset....................................................................          2,984           1,265         2,137
Portfolio................................................................          3,863           5,709         4,396
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Caps.....................................................................      $   1,755
Floors...................................................................          3,168
Options..................................................................             10
Swaps/Forwards...........................................................          4,861
Futures..................................................................            137
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------

                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Liability................................................................      $   2,511
Anticipatory.............................................................            132
Asset....................................................................          2,112
Portfolio................................................................          5,176
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS



                                                                                  AS OF DECEMBER 31,    AS OF DECEMBER 31,
                                                                                         1996                  1995
                                                                                 --------------------  --------------------
                                                                                 CARRYING     FAIR     CARRYING     FAIR
                                                                                  AMOUNT      VALUE     AMOUNT      VALUE
                                                                                 ---------  ---------  ---------  ---------
ASSETS
  Fixed maturities.............................................................  $  13,624  $  13,624  $  14,400  $  14,400
  Equity securities............................................................        119        119         63         63
  Policy loans.................................................................      3,836      3,836      3,381      3,381
  Mortgage loans...............................................................          2          2        265        265
  Investments in partnerships and trust........................................         48         48         94         97
  Other........................................................................          6         56         62         62
LIABILITIES
  Other policy benefits........................................................  $  11,707  $  11,469  $  12,727  $  12,767



    The following methods and assumptions were used to estimate the fair value of each class of financial instrument: fair value for fixed maturities and equity securities approximate those quotations published by applicable stock exchanges or received from other reliable sources; policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust managements; fair value of derivative instruments, including swaps, caps, floors, futures, and forward commitments, is determined by using a pricing model which is validated through quarterly comparison to dealer quoted market prices; and other policy benefits payable for investment type contracts are determined by estimating future cash flows discounted at the year end market rate.



---------------------------------------------------

 4. INCOME TAX


    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member, including the Company, in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by Hartford Life for the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a consolidated federal income tax return. The Company will continue to remit to (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 35%, 32% and 32% in 1996, 1995 and 1994, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              59
--------------------------------------------------------------------------------


    Income tax expense was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Current.............................  $     122  $     211  $     185
  Deferred...........................       (102)      (149)      (120)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    A reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Tax provision at U.S. statutory
  rate...............................  $      20  $      67  $      71
  Tax-exempt income..................         --         (3)        (3)
  Foreign tax credit.................         --         (4)        (1)
  Other..............................         --          2         (2)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    Income taxes paid were $189, $162 and $244 in 1996, 1995 and 1994, respectively. The current tax refund due from The Hartford to the Company was $72 and $8 as of December 31, 1996 and 1995, respectively.



    Deferred tax assets (liabilities) included the following:



                                                       AS OF
                                                    DECEMBER 31,
                                                --------------------
                                                  1996       1995
                                                ---------  ---------
Tax return deferred acquisition costs.........  $     514  $     410
Financial statement deferred acquisition costs
 and reserves.................................       (242)       138
Employee benefits.............................          8          8
Unrealized (gain) loss on investments.........        (16)        32
Investments and other.........................        210       (168)
                                                ---------  ---------
    Total.....................................  $     474  $     420
                                                ---------  ---------
                                                ---------  ---------



    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In such circumstances, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1996 was $37.



---------------------------------------------------

 5. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                         YEAR ENDED DECEMBER 31,
                                     -------------------------------
                                       1996       1995       1994
                                     ---------  ---------  ---------
Gross premiums.....................  $   1,834  $   1,545  $   1,316
Insurance assumed..................        173        591        299
Insurance ceded....................       (302)      (649)      (515)
                                     ---------  ---------  ---------
    Total..........................  $   1,705  $   1,487  $   1,100
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------



    Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1996, 1995 and 1994 approximated $140, $220 and $164, respectively.



    In December 1994, the Company ceded to a third party $1.0 billion in individual fixed and variable annuities on a modified coinsurance basis. In December 1995, the Company ceded approximately $1.2 billion in individual variable annuities on a modified coinsurance basis to a third party. These transactions did not have a material impact on consolidated net income.



    In May 1994, the Company assumed the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $434 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.



---------------------------------------------------

 6.PENSION PLANS AND OTHER POSTRETIREMENT
   BENEFITS


    The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $2 and $2 in 1996, 1995 and 1994, respectively.



    The Company also provides, through Hartford Fire, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

60                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial for 1996, 1995 and 1994, respectively.



    The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.



---------------------------------------------------

 7. BUSINESS SEGMENT INFORMATION


    The Company sells financial products such as fixed and variable annuities, retirement plan services, and life insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Investment Products, Individual Life Insurance and Employee Benefits. In addition, the Company also maintains a corporate operation and also classifies certain of its business as Runoff operations. The Investment Products segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, and interest-sensitive whole life policies. The Employee Benefits segment sells corporate owned life insurance. Through its corporate operation, the Company reports net investment income on assets representing surplus not assigned to any of its business segments and certain other revenues and expenses not specifically allocable to any of its business segments. The Company's Runoff operations are comprised of Closed Book GRC. With the exception of Closed Book GRC, net realized capital gains and losses are recognized in the period of realization but are allocated to the segments utilizing durations of the segment portfolios.


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
REVENUES
  Investment Products...............  $   1,013  $     759  $     594
  Individual Life Insurance.........        440        383        375
  Employee Benefits.................      1,366      1,273        919
  Corporate Operations..............         81         52         30
  Runoff Operations.................        (11)       337        481
                                      ---------  ---------  ---------
    Total Revenues..................  $   2,889  $   2,804  $   2,399
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE
  Investment Products...............  $     230  $     172  $     127
  Individual Life Insurance.........         68         56         39
  Employee Benefits.................         43         37         27
  Corporate Operations..............         65         16          8
  Runoff Operations.................       (348)       (90)         2
                                      ---------  ---------  ---------
    Income Before Income Tax
     Expense........................  $      58  $     191  $     203
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
ASSETS
  Investment Products...............  $  53,743  $  40,624  $  29,115
  Individual Life Insurance.........      3,753      3,173      2,808
  Employee Benefits.................     14,515     13,494      7,847
  Corporate Operations..............      1,891      1,729        822
  Runoff Operations.................      3,667      5,177      7,257
                                      ---------  ---------  ---------
    Total Assets....................  $  77,569  $  64,197  $  47,849
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------



---------------------------------------------------

 8. STATUTORY NET INCOME AND SURPLUS


    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1997, without prior approval, is estimated to be $121 million. Statutory net income and surplus as of and for the years ended December 31 were:



                              1996       1995       1994
                            ---------  ---------  ---------
Statutory net income......  $     144  $     112  $      58
Statutory surplus.........  $   1,207  $   1,125  $     941



    The insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.



---------------------------------------------------

 9. SEPARATE ACCOUNTS


    The Company maintained separate account assets and liabilities totaling $49.7 billion and $36.3 billion at December 31, 1996 and 1995, respectively, which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $39.4 billion and $25.9 billion at December 31, 1996 and 1995, respectively, wherein the policyholder assumes the investment risk, and

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              61
--------------------------------------------------------------------------------


guaranteed separate account assets totaling $10.3 billion at December 31, 1996 and 1995, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category are policy loans totaling $2.0 billion and $1.7 billion at December 31, 1996 and 1995, respectively. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $538, $387 and $256 in 1996, 1995 and 1994, respectively.



    The guaranteed separate accounts include modified guaranteed individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.53% at December 31, 1996. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities at December 31, 1996. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. To minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $0.1 billion in carrying value and $2.4 billion in notional amounts at December 31, 1996.



---------------------------------------------------

 10. COMMITMENTS AND CONTINGENCIES


    Under insurance guaranty fund laws existing in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $11, $10 and $8 in 1996, 1995 and 1994, respectively, of which $5, $6 and $4 were estimated to be creditable against premium taxes.



    The Company is a defendant in various lawsuits arising in the ordinary course of business. In the opinion of management, the resolution of these matters is not expected to have a material adverse effect on the Company's business, financial position, or results of operations.



    The rent paid to Hartford Fire for the space occupied by the Company was $3 in 1996, 1995, and 1994. The Company expects to pay annual rent of $7 in 1997, 1998, and 1999, respectively, $12 in 2000 and 2001, and $96 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized on a level basis over the term of the sublease and amounted to approximately $8 in 1996, 1995 and 1994.



---------------------------------------------------

 11. SUBSEQUENT EVENTS


    On February 10, 1997, Hartford Life filed a registration statement with the Securities and Exchange Commission relating to the U.S. and international offerings of shares of Class A common stock (the "Equity Offerings") representing up to 20% ownership of Hartford Life. After completion of the Equity Offerings, The Hartford would own all of the shares of Class B Common Stock (after reclassification of Hartford Life's common stock into Class B Common Stock prior to March 31, 1997). Hartford Life intends to use the estimated net proceeds of the Equity Offerings to make a capital contribution to its insurance subsidiaries, to reduce its third-party indebtedness and for other general corporate purposes.



    The Hartford has advised the Company that its current intent is to continue to beneficially own at least 80% of Hartford Life, but it is under no contractual obligation to do so, except for a limited period. Provided that The Hartford continues to beneficially own at least 80% of the combined voting power or the value of the outstanding capital stock of Hartford Life, Hartford Life will be included for federal income tax purposes in the controlled group of which The Hartford is the common parent. Each member of a controlled group is jointly and severally liable for pension funding and pension termination liabilities of each other member of the controlled group, as well as certain benefit plan taxes. Accordingly, the Company could be liable for pension funding, pension termination liabilities and certain other pension related excise taxes as well as other taxes of another member of The Hartford controlled group in the event any such liability is incurred, and not discharged, by such other member.



    In connection with the proposed Equity Offerings, Hartford Life plans to enter into formal agreements, including a master intercompany agreement, investment management agreements and a new tax sharing agreement, with The Hartford covering such matters as corporate services, approval of certain corporate activities, registration rights, owned and leased space, allocation of expenses, taxes and liabilities, investment advisory services, use of trademarks and certain other corporate matters. As part of the master intercompany agreement, Hartford Life would agree to remit to The Hartford 30% of any shared liabilities for which The Hartford is responsible in respect of the ITT Spin-off, 30% of any taxes which may be assessed to The

62                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Hartford relating to the ITT Spin-off and will indemnify The Hartford for certain other tax liabilities. As of December 31, 1996 there was no known liability associated with the ITT Spin-off. Such agreements are meant to maintain the relationship between Hartford Life and The Hartford in a manner consistent in all material respects with past practice. As a result, management believes these agreements should not have a material impact on the results of operations of the Company.



    In addition, under insurance company holding laws, agreements between Hartford Life's insurance subsidiaries and The Hartford must be fair and reasonable and may be subject to the approval of applicable insurance commissioners. The agreements will be intended to maintain the relationship between Hartford Life and The Hartford in a manner generally consistent with past practices. However, none of these arrangements will result from arm's-length negotiations and, therefore, the prices charged to Hartford Life and its subsidiaries for services provided under these arrangements may be higher or lower than prices that may be charged by third parties.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              63
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I -- SUMMARY OF INVESTMENTS (OTHER THAN INVESTMENTS IN AFFILIATES)
                            AS OF DECEMBER 31, 1996
                                 (IN MILLIONS)

                                                                                                               ESTIMATED
                                                                                                                 FAIR
TYPE OF INVESTMENT                                                                                   COST        VALUE
-------------------------------------------------------------------------------------------------  ---------  -----------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................  $     166   $     175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................      1,970       2,003
States, municipalities and political subdivisions................................................        373         368
International governments........................................................................        281         289
Public utilities.................................................................................        877         881
All other corporate including international......................................................      4,656       4,669
All other corporate--asset-backed................................................................      3,601       3,591
Short-term investments...........................................................................      1,655       1,648
                                                                                                   ---------  -----------
Total Fixed Maturities...........................................................................  $  13,579   $  13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................        110         119
Total Fixed Maturities and Equity Securities.....................................................  $  13,689   $  13,743
Other Investments
Policy Loans.....................................................................................      3,836       3,836
Mortgage Loans...................................................................................          2           2
Investments in partnerships and trusts...........................................................         48          48
Futures, options, and miscellaneous..............................................................          6          56
Total Other Investments..........................................................................      3,892       3,942
                                                                                                   ---------  -----------
Total Investments................................................................................  $  17,581   $  17,685
                                                                                                   ---------  -----------
                                                                                                   ---------  -----------

                                                                                                     AMOUNT AT
                                                                                                    WHICH SHOWN
                                                                                                        ON
TYPE OF INVESTMENT                                                                                 BALANCE SHEET
-------------------------------------------------------------------------------------------------  -------------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................   $       175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................         2,003
States, municipalities and political subdivisions................................................           368
International governments........................................................................           289
Public utilities.................................................................................           881
All other corporate including international......................................................         4,669
All other corporate--asset-backed................................................................         3,591
Short-term investments...........................................................................         1,648
                                                                                                   -------------
Total Fixed Maturities...........................................................................   $    13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................           119
Total Fixed Maturities and Equity Securities.....................................................   $    13,743
Other Investments
Policy Loans.....................................................................................         3,836
Mortgage Loans...................................................................................             2
Investments in partnerships and trusts...........................................................            48
Futures, options, and miscellaneous..............................................................             6
Total Other Investments..........................................................................         3,892
                                                                                                   -------------
Total Investments................................................................................   $    17,635
                                                                                                   -------------
                                                                                                   -------------



    Note: The fair values for short-term investments approximate cost.

64                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                 (IN MILLIONS)

                                                                                        FUTURE POLICY
                                                                                      BENEFITS, UNPAID     OTHER POLICY
                                                                                         CLAIMS AND         CLAIMS AND
                                                                   DEFERRED POLICY    CLAIM ADJUSTMENT       BENEFITS
SEGMENT                                                           ACQUISITION COSTS       EXPENSES            PAYABLE
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $   2,030           $   1,554          $   6,599
Individual Life Insurance.......................................            730                 346              2,160
Employee Benefits...............................................             --                 381              9,834
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  --              3,541
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,760           $   2,281          $  22,134
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $   1,561           $   1,314          $   6,204
Individual Life Insurance.......................................            615                 706              1,932
Employee Benefits...............................................             12                 325              9,285
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  28              5,177
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,188           $   2,373          $  22,598
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $   1,244           $     895          $   4,617
Individual Life Insurance.......................................            565                 582              2,543
Employee Benefits...............................................             --                 369              6,911
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  44              7,257
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   1,809           $   1,890          $  21,328
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                                      BENEFITS CLAIMS,    AMORTIZATION OF
                                                                    NET REALIZED          AND CLAIM       DEFERRED POLICY
                                                                  CAPITAL (LOSSES)       ADJUSTMENT         ACQUISITION
SEGMENT                                                                 GAINS             EXPENSES             COSTS
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $      --           $     451          $     175
Individual Life Insurance.......................................             --                 245                 59
Employee Benefits...............................................             --                 546                 --
Corporate Operations............................................              6                  --                 --
Runoff Operations...............................................           (219)                293                 --
                                                                         ------              ------            -------
Consolidated Operations.........................................      $    (213)          $   1,535          $     234
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $      --           $     349          $     117
Individual Life Insurance.......................................             --                 127                 70
Employee Benefits...............................................             --                 496                 --
Corporate Operations............................................            (11)                 33                 --
Runoff Operations...............................................             --                 417                 12
                                                                         ------              ------            -------
Consolidated Operations.........................................      $     (11)          $   1,422          $     199
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $      --           $     383          $      90
Individual Life Insurance.......................................             --                 179                 51
Employee Benefits...............................................             --                 376                 --
Corporate Operations............................................              7                  --                 --
Runoff Operations...............................................             --                 467                  4
                                                                         ------              ------            -------
Consolidated Operations.........................................      $       7           $   1,405          $     145
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                   PREMIUMS AND        NET
                                                                       OTHER       INVESTMENT
SEGMENT                                                           CONSIDERATIONS     INCOME
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $     536      $     477
Individual Life Insurance.......................................           287            153
Employee Benefits...............................................           881            485
Corporate Operations............................................            --             75
Runoff Operations...............................................             1            207
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,705      $   1,397
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $     319      $     436
Individual Life Insurance.......................................           246            137
Employee Benefits...............................................           922            351
Corporate Operations............................................            --             67
Runoff Operations...............................................            --            337
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,487      $   1,328
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $     263      $     330
Individual Life Insurance.......................................           268            108
Employee Benefits...............................................           569            350
Corporate Operations............................................            --             23
Runoff Operations...............................................            --            481
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,100      $   1,292
                                                                        ------     -----------
                                                                        ------     -----------

                                                                   DIVIDENDS TO       OTHER
SEGMENT                                                            POLICYHOLDERS    EXPENSES
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $      --      $     156
Individual Life Insurance.......................................            --             68
Employee Benefits...............................................           635            143
Corporate Operations............................................            --             16
Runoff Operations...............................................            --             44
                                                                        ------     -----------
Consolidated Operations.........................................     $     635      $     427
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $      --      $     115
Individual Life Insurance.......................................            --             55
Employee Benefits...............................................           675            138
Corporate Operations............................................            --             11
Runoff Operations...............................................            --             (2)
                                                                        ------     -----------
Consolidated Operations.........................................     $     675      $     317
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $      --      $     (31)
Individual Life Insurance.......................................            --            107
Employee Benefits...............................................           419            100
Corporate Operations............................................            --             43
Runoff Operations...............................................            --              8
                                                                        ------     -----------
Consolidated Operations.........................................     $     419      $     227
                                                                        ------     -----------
                                                                        ------     -----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              65
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                          GROSS         CEDED TO        ASSUMED FROM       NET
                                                          AMOUNT    OTHER COMPANIES   OTHER COMPANIES     AMOUNT
                                                        ----------  ----------------  ----------------  ----------
Year Ended December 31, 1996
Life Insurance in Force...............................  $  177,094    $    106,146       $   31,957     $  102,905
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,801    $        298       $      169     $    1,672
  Accident and Health Insurance.......................          33               4                4             33
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,834    $        302       $      173     $    1,705
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1995
Life Insurance in Force...............................  $  182,716    $    112,774       $   26,996     $   96,938
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,232    $        325       $      574     $    1,481
  Accident and Health Insurance.......................         313             324               17              6
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,545    $        649       $      591     $    1,487
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1994
Life Insurance in Force...............................  $  136,929    $     87,553       $   35,016     $   84,392
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,008    $        211       $      294     $    1,091
  Accident and Health Insurance.......................         308             304                5              9
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,316    $        515       $      299     $    1,100
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------

                                                          PERCENTAGE OF
                                                         AMOUNT ASSUMED
                                                             TO NET
                                                        -----------------
Year Ended December 31, 1996
Life Insurance in Force...............................          31.1%
Insurance Revenues
  Life Insurance and Annuities........................          10.1%
  Accident and Health Insurance.......................          12.1%
Total.................................................          10.1%
For the Year Ended December 31, 1995
Life Insurance in Force...............................          27.8%
Insurance Revenues
  Life Insurance and Annuities........................          38.8%
  Accident and Health Insurance.......................         283.3%
Total.................................................          39.7%
For the Year Ended December 31, 1994
Life Insurance in Force...............................          41.5%
Insurance Revenues
  Life Insurance and Annuities........................          26.9%
  Accident and Health Insurance.......................          55.6%
Total.................................................          27.2%

                      This page intentionally left blank.

HARTFORD LIFE INSURANCE COMPANY                                               67
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company
Separate Account Variable Life Two and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Variable Life Two) (the Accounts) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, August 14, 1995, to December 31, 1995. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Variable Life Two) as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1996 and the period from inception, August 14, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

HARTFORD LIFE INSURANCE COMPANY                                               68
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Variable Life Two


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                           210,016
    Cost                          $ 207,615
    Market Value.........  $  209,845        --            --            --
  Hartford Stock Fund,
   Inc.
    Shares                           418,860
    Cost                          $1,591,017
    Market Value.........      --        $1,735,215        --            --
  HVA Money Market Fund,
   Inc.
    Shares                         4,011,957
    Cost                          $4,011,957
    Market Value.........      --            --        $4,011,957        --
  Hartford Advisers Fund,
   Inc.
    Shares                           650,907
    Cost                          $1,318,380
    Market Value.........      --            --            --         $1,412,163
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           592,785
    Cost                          $2,144,337
    Market Value.........      --            --            --            --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                            41,659
    Cost                          $  43,453
    Market Value.........      --            --            --            --
  Hartford Index Fund,
   Inc.
    Shares                           503,923
    Cost                          $1,088,477
    Market Value.........      --            --            --            --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           915,353
    Cost                          $1,230,395
    Market Value.........      --            --            --            --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           354,764
    Cost                          $ 510,504
    Market Value.........      --            --            --            --
  Fidelity VIP Equity
   Income Fund
    Shares                            74,513
    Cost                          $1,446,293
    Market Value.........      --            --            --            --
  Fidelity VIP Overseas
   Fund
    Shares                             8,870
    Cost                          $ 158,416
    Market Value.........      --            --            --            --
  Fidelity VIP II Asset
   Manager Fund
    Shares                            18,740
    Cost                          $ 296,387
    Market Value.........      --            --            --            --
  Due from Hartford Life
   Insurance Company.....           5           602       349,108             49
  Receivable from fund
   shares sold...........      --            --            --            --
                           -----------   -----------   -----------   -------------
  Total Assets...........     209,850     1,735,817     4,361,065      1,412,212
                           -----------   -----------   -----------   -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --            --            --
  Payable for fund shares
   purchased.............      --               500       349,072        --
                           -----------   -----------   -----------   -------------
  Total Liabilities......      --               500       349,072        --
                           -----------   -----------   -----------   -------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $  209,850    $1,735,317    $4,011,993     $1,412,212
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........     170,124       969,692     3,411,705        903,022
  Unit Price.............  $ 1.233518    $ 1.789555    $ 1.175949     $ 1.563874


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                               69
--------------------------------------------------------------------------------

                                                                                                                   FIDELITY VIP
                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND      EQUITY
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND    INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                           210,016
    Cost                          $ 207,615
    Market Value.........       --                  --               --              --                 --             --
  Hartford Stock Fund,
   Inc.
    Shares                           418,860
    Cost                          $1,591,017
    Market Value.........       --                  --               --              --                 --             --
  HVA Money Market Fund,
   Inc.
    Shares                         4,011,957
    Cost                          $4,011,957
    Market Value.........       --                  --               --              --                 --             --
  Hartford Advisers Fund,
   Inc.
    Shares                           650,907
    Cost                          $1,318,380
    Market Value.........       --                  --               --              --                 --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           592,785
    Cost                          $2,144,337
    Market Value.........     $2,320,358            --               --              --                 --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                            41,659
    Cost                          $  43,453
    Market Value.........       --               $   43,983          --              --                 --             --
  Hartford Index Fund,
   Inc.
    Shares                           503,923
    Cost                          $1,088,477
    Market Value.........       --                  --           $1,200,230          --                 --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           915,353
    Cost                          $1,230,395
    Market Value.........       --                  --               --            $1,287,791           --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           354,764
    Cost                          $ 510,504
    Market Value.........       --                  --               --              --              $  548,968        --
  Fidelity VIP Equity
   Income Fund
    Shares                            74,513
    Cost                          $1,446,293
    Market Value.........       --                  --               --              --                 --          $1,567,001
  Fidelity VIP Overseas
   Fund
    Shares                             8,870
    Cost                          $ 158,416
    Market Value.........       --                  --               --              --                 --             --
  Fidelity VIP II Asset
   Manager Fund
    Shares                            18,740
    Cost                          $ 296,387
    Market Value.........       --                  --               --              --                 --             --
  Due from Hartford Life
   Insurance Company.....            298            --                   16                 1               540          1,039
  Receivable from fund
   shares sold...........       --                  --               --              --                 --             --
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
  Total Assets...........      2,320,656             43,983       1,200,246         1,287,792           549,508      1,568,040
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                        1          --              --                 --             --
  Payable for fund shares
   purchased.............       --                  --               --              --                     500          2,295
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
  Total Liabilities......       --                        1          --              --                     500          2,295
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $2,320,656         $   43,982      $1,200,246        $1,287,792        $  549,008     $1,565,745
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      1,329,195             35,531         684,924           860,563           362,266      1,142,697
  Unit Price.............     $ 1.745910         $ 1.237827      $ 1.752378        $ 1.496455        $ 1.515489     $ 1.370219

                                          FIDELITY VIP
                           FIDELITY VIP        II
                             OVERSEAS        ASSET
                               FUND       MANAGER FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --             --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --             --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --             --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --             --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --             --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........      --             --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --             --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --             --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........      --             --
  Fidelity VIP Equity
   Income Fund

    Shares

    Cost
    Market Value.........      --             --
  Fidelity VIP Overseas
   Fund

    Shares

    Cost
    Market Value.........   $  167,116        --
  Fidelity VIP II Asset
   Manager Fund

    Shares

    Cost
    Market Value.........      --          $  317,271
  Due from Hartford Life
   Insurance Company.....        4,898        --
  Receivable from fund
   shares sold...........      --                  17
                           ------------   ------------
  Total Assets...........      172,014        317,288
                           ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               4,447
  Payable for fund shares
   purchased.............        4,954        --
                           ------------   ------------
  Total Liabilities......        4,954          4,447
                           ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $  167,060     $  312,841
                           ------------   ------------
                           ------------   ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      137,419        247,940
  Unit Price.............   $ 1.215706     $ 1.261761

HARTFORD LIFE INSURANCE COMPANY                                               70
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............     $4,617       $  9,981      $ 56,534      $ 16,365
                           -----------   -----------   -----------   -------------
    Net investment income
     (loss)..............      4,617          9,981        56,534        16,365
                           -----------   -----------   -----------   -------------
  Capital gains income...     --             --            --            --
                           -----------   -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          9            (88)       --               975
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,231        144,184        --            93,783
                           -----------   -----------   -----------   -------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      2,240        144,096        --            94,758
                           -----------   -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $6,857       $154,077      $ 56,534      $111,123
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                               71
--------------------------------------------------------------------------------

                                                                                                                    FIDELITY
                                                                                                                      VIP
                                                                                                                     EQUITY
                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND     INCOME
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND    PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------   ----------
INVESTMENT INCOME:
  Dividends..............      $  5,970           $  1,084         $ 9,179          $  9,122           $4,704       $ --
                               --------             ------       -----------         -------        ------------   ----------
    Net investment income
     (loss)..............         5,970              1,084           9,179             9,122            4,704         --
                               --------             ------       -----------         -------        ------------   ----------
  Capital gains income...       --                 --               --              --                 --             --
                               --------             ------       -----------         -------        ------------   ----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           512            --                2,901               296              938             77
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       176,020                530         111,747            57,397           38,465        120,671
                               --------             ------       -----------         -------        ------------   ----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       176,532                530         114,648            57,693           39,403        120,748
                               --------             ------       -----------         -------        ------------   ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $182,502           $  1,614         $123,827         $ 66,815           $44,107      $120,748
                               --------             ------       -----------         -------        ------------   ----------
                               --------             ------       -----------         -------        ------------   ----------


                           FIDELITY
                             VIP       FIDELITY VIP II
                           OVERSEAS     ASSET MANAGER
                           PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           --------   ------------------
INVESTMENT INCOME:
  Dividends..............   $--            $--
                           --------        -------
    Net investment income
     (loss)..............    --            --
                           --------        -------
  Capital gains income...    --            --
                           --------        -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        7            (450)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    8,702          20,884
                           --------        -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    8,709          20,434
                           --------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $8,709         $20,434
                           --------        -------
                           --------        -------

HARTFORD LIFE INSURANCE COMPANY                                               72
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Variable Life Two


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                             MONEY
                            BOND FUND    STOCK FUND       MARKET FUND     ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------   -----------   -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  4,617     $    9,981       $   56,534       $   16,365
  Net realized gain
   (loss) on security
   transactions..........          9            (88)        --                    975
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,231        144,184         --                 93,783
                           -----------   -----------   -----------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,857        154,077           56,534          111,123
                           -----------   -----------   -----------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     24,540        128,400       21,595,898          163,384
  Net transfers..........    184,962      1,479,101      (17,911,483)       1,195,723
  Surrenders.............     (2,166)        (4,782)        (350,401)         (21,798)
  Loan withdrawals.......     --            (22,053)         (23,407)         (21,530)
  Cost of insurance......     (4,343)       (21,092)        (286,663)         (14,690)
                           -----------   -----------   -----------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    202,993      1,559,574        3,023,944        1,301,089
                           -----------   -----------   -----------------  -------------
  Total increase
   (decrease) in net
   assets................    209,850      1,713,651        3,080,478        1,412,212
NET ASSETS:
  Beginning of period....     --             21,666          931,515          --
                           -----------   -----------   -----------------  -------------
  End of period..........   $209,850     $1,735,317       $4,011,993       $1,412,212
                           -----------   -----------   -----------------  -------------
                           -----------   -----------   -----------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, AUGUST 14, 1995, TO DECEMBER 31, 1995

                                            MONEY           CAPTIAL
                           STOCK FUND    MARKET FUND   APPRECIATION FUND   INDEX FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------   -----------   -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $      7     $    7,711       $ --             $        7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         14         --             --                      6
                           -----------   -----------   -----------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         21          7,711         --                     13
                           -----------   -----------   -----------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     --          1,795,344         --                --
  Net transfers..........     21,645       (824,475)         122,583           47,913
  Surrenders.............     --            (47,065)        --                --
  Cost of insurance and
   other fees............     --             --             --                --
                           -----------   -----------   -----------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     21,645        923,804          122,583           47,913
                           -----------   -----------   -----------------  -------------
  Total increase
   (decrease) in net
   assets................     21,666        931,515          122,583           47,926
NET ASSETS:
  Beginning of period....     --             --             --                --
                           -----------   -----------   -----------------  -------------
  End of period..........   $ 21,666     $  931,515       $  122,583       $   47,926
                           -----------   -----------   -----------------  -------------
                           -----------   -----------   -----------------  -------------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                               73
--------------------------------------------------------------------------------

                               CAPTIAL           MORTGAGE                   INTERNATIONAL    DIVIDEND     FIDELITY VIP
                             APPRECIATION       SECURITIES                  OPPORTUNITIES       AND          EQUITY
                                 FUND              FUND        INDEX FUND       FUND        GROWTH FUND   INCOME FUND
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------   --------------   ----------   -------------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss)................  $    5,970         $    1,084       $   9,179    $    9,122      $   4,704     $   --
  Net realized gain
   (loss) on security
   transactions..........         512             --               2,901           296            938             77
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     176,020                530         111,747        57,397         38,465        120,671
                           ----------------      -------       ----------   -------------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     182,502              1,614         123,827        66,815         44,107        120,748
                           ----------------      -------       ----------   -------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     341,337              6,471          50,114        95,211         13,008        116,685
  Net transfers..........   1,756,480             37,915       1,092,579     1,031,056        560,046      1,369,018
  Surrenders.............     (21,886)            (1,050)        (92,837 )      (3,592)       (47,416)       (27,120)
  Loan withdrawals.......     (21,502)            --              --            (8,130)       (12,999)            (4)
  Cost of insurance......     (38,858)              (968)        (21,363 )     (33,663)        (7,738)       (17,752)
                           ----------------      -------       ----------   -------------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   2,015,571             42,368       1,028,493     1,080,882        504,901      1,440,827
                           ----------------      -------       ----------   -------------   -----------   ------------
  Total increase
   (decrease) in net
   assets................   2,198,073             43,982       1,152,320     1,147,697        549,008      1,561,575
NET ASSETS:
  Beginning of period....     122,583             --              47,926       140,095         --              4,170
                           ----------------      -------       ----------   -------------   -----------   ------------
  End of period..........  $2,320,656         $   43,982       $1,200,246   $1,287,792      $ 549,008     $1,565,745
                           ----------------      -------       ----------   -------------   -----------   ------------
                           ----------------      -------       ----------   -------------   -----------   ------------

                            INTERNATIONAL      FIDELITY VIP
                            OPPORTUNITIES     EQUITY INCOME
                                 FUND              FUND
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $   --             $   --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                     37
                           ----------------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      --                     37
                           ----------------      -------
UNIT TRANSACTIONS:
  Purchases..............      --                 --
  Net transfers..........     140,095              4,133
  Surrenders.............      --                 --
  Cost of insurance and
   other fees............      --                 --
                           ----------------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     140,095              4,133
                           ----------------      -------
  Total increase
   (decrease) in net
   assets................     140,095              4,170
NET ASSETS:
  Beginning of period....      --                 --
                           ----------------      -------
  End of period..........  $  140,095         $    4,170
                           ----------------      -------
                           ----------------      -------

                                           FIDELITY VIP
                           FIDELITY VIP         II
                             OVERSEAS     ASSET MANAGER
                               FUND            FUND
                           SUB-ACCOUNT     SUB-ACCOUNT
                           ------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $  --          $  --
  Net realized gain
   (loss) on security
   transactions..........          7          (450)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      8,702        20,884
                           ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      8,709        20,434
                           ------------   --------------
UNIT TRANSACTIONS:
  Purchases..............     12,350         1,532
  Net transfers..........    146,928       299,311
  Surrenders.............        361        (5,819)
  Loan withdrawals.......     --             --
  Cost of insurance......     (1,288)       (2,617)
                           ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    158,351       292,407
                           ------------   --------------
  Total increase
   (decrease) in net
   assets................    167,060       312,841
NET ASSETS:
  Beginning of period....     --             --
                           ------------   --------------
  End of period..........  $ 167,060      $312,841
                           ------------   --------------
                           ------------   --------------
OPERATIONS:
  Net investment income
   (loss)................
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................
  Net increase (decrease)
   in net assets
   resulting from
   operations............
UNIT TRANSACTIONS:
  Purchases..............
  Net transfers..........
  Surrenders.............
  Cost of insurance and
   other fees............
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........
  Total increase
   (decrease) in net
   assets................
NET ASSETS:
  Beginning of period....
  End of period..........

74                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


---------------------------------------------------

 1. ORGANIZATION:


Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-two sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford Mutual Funds and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in Putnam Variable Trust Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the Hartford, and Fidelity mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



---------------------------------------------------

 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contractholders' accounts in accordance with the terms of the contracts.

HARTFORD LIFE INSURANCE COMPANY                                               75
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Putnam Capital Manager Trust Separate
Account Variable Life Two and to
The Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, August 14, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life
Two) as of December 31, 1996, the results of its operations for the year then ended and changes in its net assets for the year ended December 31, 1996 and the period from inception, August 14, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 14, 1997

HARTFORD LIFE INSURANCE COMPANY                                               76
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life Two

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL
                            INCOME FUND       FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                             5,316
    Cost                          $  58,095
    Market Value.........    $   59,911        --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares                            22,320
    Cost                          $ 361,596
    Market Value.........       --         $  385,013        --
  Putnam VT Global Growth
   Fund
    Shares                            89,239
    Cost                          $1,412,148
    Market Value.........       --             --        $1,506,351
  Putnam VT Growth and
   Income Fund
    Shares                            65,763
    Cost                          $1,487,814
    Market Value.........       --             --            --
  Putnam VT High Yield
   Fund
    Shares                            26,909
    Cost                          $ 330,249
    Market Value.........       --             --            --
  Putnam VT Money Market
   Fund
    Shares                           200,433
    Cost                          $ 200,433
    Market Value.........       --             --            --
  Putnam VT New
   Opportunities Fund
    Shares                           102,739
    Cost                          $1,781,382
    Market Value.........       --             --            --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares                            70,509
    Cost                          $ 897,461
    Market Value.........       --             --            --
  Putnam VT Utilities
   Growth and Income Fund
    Shares                             9,582
    Cost                          $ 131,216
    Market Value.........       --             --            --
  Putnam VT Voyager Fund
    Shares                           95,062
    Cost                          $3,032,374
    Market Value.........       --             --            --
  Due from Hartford Life
   Insurance Company.....       --                 16           316
                           -------------   -----------   -----------
  Total Assets...........        59,911       385,029     1,506,667
                           -------------   -----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --            --
  Payable for fund shares
   purchased.............       --             --               200
                           -------------   -----------   -----------
  Total Liabilities......       --             --               200
                           -------------   -----------   -----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $   59,911    $  385,029    $1,506,467
                           -------------   -----------   -----------
                           -------------   -----------   -----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........         4,966        25,162        94,762
  Unit Price.............    $12.064581    $15.301933    $15.897325
GRAND TOTAL:
  Contract Liability.....    $   59,911    $  385,029    $1,506,467

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                               77
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                             5,316
    Cost                          $  58,095
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Global Asset
   Allocation Fund
    Shares                            22,320
    Cost                          $ 361,596
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Global Growth
   Fund
    Shares                            89,239
    Cost                          $1,412,148
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Growth and
   Income Fund
    Shares                            65,763
    Cost                          $1,487,814
    Market Value.........   $1,615,133          --                  --                   --                 --             --
  Putnam VT High Yield
   Fund
    Shares                            26,909
    Cost                          $ 330,249
    Market Value.........      --             $  348,744            --                   --                 --             --
  Putnam VT Money Market
   Fund
    Shares                           200,433
    Cost                          $ 200,433
    Market Value.........      --               --                $  200,432             --                 --             --
  Putnam VT New
   Opportunities Fund
    Shares                           102,739
    Cost                          $1,781,382
    Market Value.........      --               --                  --                 $1,769,161           --             --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares                            70,509
    Cost                          $ 897,461
    Market Value.........      --               --                  --                   --              $  931,423        --
  Putnam VT Utilities
   Growth and Income Fund
    Shares                             9,582
    Cost                          $ 131,216
    Market Value.........      --               --                  --                   --                 --          $  141,815
  Putnam VT Voyager Fund
    Shares                           95,062
    Cost                          $3,032,374
    Market Value.........      --               --                  --                   --                 --             --
  Due from Hartford Life
   Insurance Company.....          229                 4                   1                  245           --                 109
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total Assets...........    1,615,362           348,748             200,434            1,769,406           931,423        141,924
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --                  --                   --                      82        --
  Payable for fund shares
   purchased.............          225          --                  --                   --                 --                  75
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total Liabilities......          225          --                  --                   --                      82             75
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $1,615,137        $  348,748          $  200,434           $1,769,406        $  931,341     $  141,849
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       90,675            24,101             171,267              119,302            74,479          9,576
  Unit Price.............   $17.812315        $14.470063          $ 1.170296           $14.831271        $12.504679     $14.812870
GRAND TOTAL:
  Contract Liability.....   $1,615,137        $  348,748          $  200,433           $1,769,406        $  931,341     $  141,849


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Global Asset
   Allocation Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Global Growth
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Growth and
   Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT High Yield
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Money Market
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT New
   Opportunities Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Utilities
   Growth and Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Voyager Fund

    Shares

    Cost
    Market Value.........   $3,092,374
  Due from Hartford Life
   Insurance Company.....          705
                           ------------
  Total Assets...........    3,093,079
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............          500
                           ------------
  Total Liabilities......          500
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $3,092,579
                           ------------
                           ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      168,741
  Unit Price.............   $18.327403
GRAND TOTAL:
  Contract Liability.....   $3,092,579

HARTFORD LIFE INSURANCE COMPANY                                               78
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life Two

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL
                            INCOME FUND       FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
INVESTMENT INCOME:
  Dividends..............    $  --         $   --        $   --
                                 ------    -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            23            23            22
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         1,816        23,416        94,204
                                 ------    -----------   -----------
  Net gain (loss) on
   investments...........         1,839        23,439        94,226
                                 ------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $    1,839    $   23,439    $   94,226
                                 ------    -----------   -----------
                                 ------    -----------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                               79
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $  --             $ --                $    2,362           $ --              $  --          $  --
                           -------------         -------              ------             --------       ------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,065               284            --                        387               184           (545)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      127,318            18,495            --                    (12,221)           33,963         10,598
                           -------------         -------              ------             --------       ------------   ------------
  Net gain (loss) on
   investments...........      128,383            18,779            --                    (11,834)           34,147         10,053
                           -------------         -------              ------             --------       ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $  128,383        $   18,779          $    2,362           $  (11,834)       $   34,147     $   10,053
                           -------------         -------              ------             --------       ------------   ------------
                           -------------         -------              ------             --------       ------------   ------------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  --
                           ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            9
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       59,940
                           ------------
  Net gain (loss) on
   investments...........       59,949
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $   59,949
                           ------------
                           ------------

HARTFORD LIFE INSURANCE COMPANY                                               80
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life Two

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                         GLOBAL ASSET
                           DIVERSIFIED    ALLOCATION       GLOBAL
                           INCOME FUND       FUND        GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -------------   -----------
OPERATIONS:
  Net investment income
   (loss)................  $   --          $  --         $   --
  Net realized gain on
   security
   transactions..........          23              23            22
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,816          23,416        94,204
                           -----------   -------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,839          23,439        94,226
                           -----------   -------------   -----------
UNIT TRANSACTIONS:
  Purchases..............       5,545          46,464       157,447
  Net transfers..........      53,826         314,944     1,150,116
  Surrenders.............        (900)         (3,964)       (4,642)
  Loan withdrawals.......      --             --             --
  Cost of insurance......        (399)        (13,366)      (39,530)
                           -----------   -------------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....      58,072         344,078     1,263,391
                           -----------   -------------   -----------
  Total increase in net
   assets................      59,911         367,517     1,357,617
NET ASSETS:
  Beginning of period....      --              17,512       148,850
                           -----------   -------------   -----------
  End of period..........  $   59,911      $  385,029    $1,506,467
                           -----------   -------------   -----------
                           -----------   -------------   -----------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, AUGUST 14, 1995 TO DECEMBER 31, 1995

                             GLOBAL
                              ASSET
                           ALLOCATION       GLOBAL          MONEY
                              FUND        GROWTH FUND    MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -------------   -----------
OPERATIONS:
  Net investment
   income................  $   --          $  --         $   --
  Net realized gain on
   security
   transactions..........      --             --             --
  Net unrealized
   appreciation of
   investments during the
   period................      --             --             --
                           -----------   -------------   -----------
  Net increase in net
   assets resulting from
   operations............      --             --             --
                           -----------   -------------   -----------
UNIT TRANSACTIONS:
  Purchases..............      --             --             --
  Net transfers..........      17,512         148,850         2,398
  Surrenders.............      --             --             --
  Cost of insurance......      --             --             --
                           -----------   -------------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....      17,512         148,850         2,398
                           -----------   -------------   -----------
  Total increase in net
   assets................      17,512         148,850         2,398
NET ASSETS:
  Beginning of period....      --             --             --
                           -----------   -------------   -----------
  End of period..........  $   17,512      $  148,850    $    2,398
                           -----------   -------------   -----------
                           -----------   -------------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                               81
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $  --             $ --                $    2,362           $ --              $  --          $  --
  Net realized gain on
   security
   transactions..........        1,065               284            --                        387               184           (545)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      127,318            18,495            --                    (12,221)           33,963         10,598
                           -------------        --------            --------       ------------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      128,383            18,779               2,362              (11,834)           34,147         10,053
                           -------------        --------            --------       ------------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............       71,075            46,744               9,632              181,831            97,098         30,724
  Net transfers..........    1,496,949           365,622             189,742            1,648,281           580,013        101,621
  Surrenders.............      (63,304)          (73,491)             (2,732)             (23,865)          (22,449)           686
  Loan withdrawals.......      --               --                  --                         (4)          --             --
  Cost of insurance......      (17,966)           (8,906)               (968)             (24,993)          (37,657)        (1,235)
                           -------------        --------            --------       ------------------   ------------   ------------
  Net increase in net
   assets resulting from
   unit transactions.....    1,486,754           329,969             195,674            1,781,240           617,005        131,796
                           -------------        --------            --------       ------------------   ------------   ------------
  Total increase in net
   assets................    1,615,137           348,748             198,036            1,769,406           651,152        141,849
NET ASSETS:
  Beginning of period....      --               --                     2,398             --                 280,189        --
                           -------------        --------            --------       ------------------   ------------   ------------
  End of period..........   $1,615,137        $  348,748          $  200,434           $1,769,406        $  931,341     $  141,849
                           -------------        --------            --------       ------------------   ------------   ------------
                           -------------        --------            --------       ------------------   ------------   ------------

                               U.S.
                            GOVERNMENT
                             AND HIGH
                              QUALITY
                             BOND FUND       VOYAGER FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           -------------   -----------------
OPERATIONS:
  Net investment
   income................   $  --             $ --
  Net realized gain on
   security
   transactions..........      --               --
  Net unrealized
   appreciation of
   investments during the
   period................      --                     60
                           -------------        --------
  Net increase in net
   assets resulting from
   operations............      --                     60
                           -------------        --------
UNIT TRANSACTIONS:
  Purchases..............      --               --
  Net transfers..........      280,189            39,157
  Surrenders.............      --               --
  Cost of insurance......      --               --
                           -------------        --------
  Net increase in net
   assets resulting from
   unit transactions.....      280,189            39,157
                           -------------        --------
  Total increase in net
   assets................      280,189            39,157
NET ASSETS:
  Beginning of period....      --               --
                           -------------        --------
  End of period..........   $  280,189        $   39,157
                           -------------        --------
                           -------------        --------

                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $  --
  Net realized gain on
   security
   transactions..........            9
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       59,940
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       59,949
                           ------------
UNIT TRANSACTIONS:
  Purchases..............      326,269
  Net transfers..........    2,756,875
  Surrenders.............      (47,111)
  Loan withdrawals.......           (4)
  Cost of insurance......      (42,616)
                           ------------
  Net increase in net
   assets resulting from
   unit transactions.....    2,993,413
                           ------------
  Total increase in net
   assets................    3,053,362
NET ASSETS:
  Beginning of period....       39,127
                           ------------
  End of period..........   $3,092,579
                           ------------
                           ------------
OPERATIONS:
  Net investment
   income................
  Net realized gain on
   security
   transactions..........
  Net unrealized
   appreciation of
   investments during the
   period................
  Net increase in net
   assets resulting from
   operations............
UNIT TRANSACTIONS:
  Purchases..............
  Net transfers..........
  Surrenders.............
  Cost of insurance......
  Net increase in net
   assets resulting from
   unit transactions.....
  Total increase in net
   assets................
NET ASSETS:
  Beginning of period....
  End of period..........

82                                               Hartford Life Insurance Company
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

---------------------------------------------------
 1. ORGANIZATION:

    Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten subaccounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

---------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

---------------------------------------------------
 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

NOT ALL OF THE FOLLOWING FUNDS ARE AVAILABLE IN THE
STAG LAST SURVIVOR PRODUCT.

PLEASE REFER TO PAGE 1 OF THE PROSPECTUS FOR A LIST OF
THE AVAILABLE FUNDS.